SHAREHOLDER LETTER

Your Fund's Goal: Franklin Federal Tax-Free Income Fund seeks to provide high, current income exempt from regular federal income tax through a nationally diversified portfolio consisting of municipal securities.(1)


Dear Shareholder:

This semiannual report for Franklin Federal Tax-Free Income Fund covers the period ended October 31, 2000. During the six months under review, the U.S. economy cooled as third quarter annualized gross domestic product (GDP) dropped sharply to 2.4%, compared with the sizzling 5.6% GDP growth from the previous quarter. The third-quarter performance was weaker than expected and marked the slowest growth since the second quarter of 1999. This GDP report suggested that the economy started to feel the impact of past Federal Reserve Board (Fed) rate increases and may be on track for a soft landing. The Fed raised the federal funds target rate to 6.5% in May, the only time during the period, seeking to slow the economy and keep inflation under control.


CONTENTS

Shareholder Letter .....          1

Performance Summary ....          8

Financial Highlights &
Statement of Investments         10

Financial Statements ...         47

Notes to
Financial Statements ...         50

FUND CATEGORY

[PYRAMID CHART]

(1.)These dividends are generally subject to state and local income taxes, if any. For investors subject to federal or state alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.

The municipal bond market performed relatively well during the period, following a difficult year in 1999, in which strong economic numbers and the Fed's interest-rate increases hampered bond prices. This relative strength was largely due to the belief that the rate increases were beginning to achieve the desired effect of slowing the economy's growth and that the Fed would not raise interest rates further in the near term. Thus, long-term interest rates generally declined during the six-month period with the 30-year Treasury bond yield falling from 5.96% on April 30, 2000, to 5.79% on October 31, 2000. The 10-year Treasury note's yield also dropped, from 6.21% at the beginning of the period to 5.75% at period's end. The municipal bond market generally followed Treasuries and experienced falling yields. The Bond Buyer Municipal Bond Index (Bond Buyer
40), an indicator of the municipal bond market, decreased from a yield of 6.00% to 5.74% for the same period.(2) Since bond yields and prices have an inverse relationship, as yields fell, bond prices increased, leading to an increase in the value of most bond funds.


Contributing to the favorable conditions for municipal bond funds during the reporting period was lower supply. The strong economy, which increased revenues for most municipalities, reduced the need for borrowing to finance capital projects. From May 1 through October 31, 2000, national municipal bond



(2) The unmanaged Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity generally has been about 29-30 years.

issuance was down about 10.3% compared to the same period in 1999.(3) Reduced supply and continued high demand for municipal bonds among insurance and mutual fund companies, as well as retail investors, contributed to their price increase.

In February 2000, the federal government announced a plan to buy back 30-year Treasury bonds, which increased their price and decreased their yield. This meant that, on a relative basis, long-term municipal bond yields were more attractive. During the six-month reporting period, municipal bonds, as measured by the Bond Buyer 40, yielded as much as 102% of a comparable Treasury bond's yield. Historically, this ratio is about 90%.(3) Since municipal bonds are tax-exempt, they generally yield less than Treasuries, which are subject to federal income tax. When municipal bond yields are nearly the same as those of Treasuries, investors can take advantage of the tax exemption at little extra cost.

Looking forward, we believe the Fed will continue to monitor inflationary tendencies closely. If the economy slows further toward the end of 2000, bond markets may continue their positive trend. Predicting market cycles, however, is very difficult, even for professional economists, which is why we recommend investing for the long term. It is important to remember that, over time, the tax-free income received from municipal bond funds will ultimately drive their total return performance.


(3.) Source: The Bond Buyer, 11/00.

CREDIT QUALITY BREAKDOWN*
(Based on Total Long-Term Investments)
10/31/00

[PIE CHART]    AAA - 42.3%
               AA - 12.7%
               A - 21.6%
               BBB - 22.5%
               Below Investment
               Grade - 0.9%

*Quality breakdown may include internal ratings for bond not rated by an independent rating agency.

PORTFOLIO NOTES

Bond market strength during the reporting period contributed to positive price performance by the Fund's holdings, resulting in higher Fund share prices. For the six months ended October 31, 2000, your Fund's Class A share price, as measured by net asset value, was up 2.19%. By comparison, the Bond Buyer 40's price rose 5.30% and the Fund's benchmark, the Lehman Brothers Municipal Bond Index, increased 2.80% in price.

In addition, your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary beginning on page 8 shows that at the end of the period under review, the Fund's Class A shares' distribution rate was 5.37%, based on an annualization of the October dividend and the maximum offering price per share on October 31, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum federal income tax bracket of 39.6% would need to earn 8.89% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows distribution rates and taxable equivalent distribution rates for Class B and C shares.

Despite declining interest rates, the Fund's income-earning potential remained fairly constant. We took advantage of the higher interest-rate environment in 1999 and the first half of 2000 to

DIVIDEND DISTRIBUTIONS
5/1/00 - 10/31/00

                                       DIVIDEND PER SHARE
                                       ------------------
MONTH                        CLASS A        CLASS B           CLASS C
--------------------------------------------------------------------------------
May                        5.45 cents       4.91 cents       4.91 cents

June                       5.45 cents       4.91 cents       4.90 cents

July                       5.45 cents       4.91 cents       4.90 cents

August                     5.45 cents       4.91 cents       4.90 cents

September                  5.45 cents       4.92 cents       4.91 cents

October                    5.45 cents       4.92 cents       4.91 cents

--------------------------------------------------------------------------------
TOTAL                     32.70 CENTS      29.48 CENTS       29.43 CENTS

invest bond call proceeds and cash inflows at attractive rates. Largely as a result of these timely investments, we were able to pay out consistent dividends during the period.

Relatively light new-issue supply and sustained retail demand characterized the municipal bond market during the six months under review. We sought to capitalize on these market conditions by selling bonds with shorter calls and reinvesting the proceeds in securities with at least 10-year call protection without compromising yield. In such times of decreased supply, the Fund's size and leverage in the national market offer tremendous advantages to help us get the first look at new offerings in the primary and secondary markets.

PORTFOLIO BREAKDOWN
10/31/00

                  % OF TOTAL
                   LONG-TERM
                  INVESTMENTS
-------------------------------
Utilities              20.1%

Prerefunded            17.2%

Transportation         12.5%

Hospital & Health Care 11.6%

Housing                10.2%

Corporate-Backed        9.1%

General Obligation      8.7%

Subject to Government
Appropriation           6.0%

Tax-Supported           2.2%

Other Revenue           1.4%

Higher Education        1.0%

Most of the securities we purchased during the reporting period were AAA-rated insured bonds because we continued to feel that the market's insured sector represented attractive value. These purchases also helped maintain the portfolio's high credit quality. As of October 31, 2000, insured securities represented 24.8% of the Fund's total long-term investments, and the average credit rating of the Fund's holdings increased to AA. Some of the new positions we added were Massachusetts Water Revenue bonds, Minneapolis Airport Revenue bonds and University of Alabama Revenue bonds.

Franklin Federal Tax-Free Income Fund maintained broad sector diversification, which helped reduce the portfolio's exposure to risk and volatility that may have affected any one sector. The Fund's diversification and state representation were similar to that of the overall market's issuance due to the fact that we stayed fully invested and bought most securities in the new-issue market. At the end of the period, our largest sectors were utilities, transportation, hospitals and health care and housing.

Looking forward, we believe the Fund should continue to provide investors with attractive, monthly tax-free income. As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/CHARLES B. JOHNSON
Charles B. Johnson
Chairman
Franklin Tax-Free Trust


/s/SHEILA AMOROSO
   Sheila Amoroso


/s/RAFAEL R. COSTAS JR.
   Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors
Franklin Municipal Bond Department

This discussion reflects our views, opinions and portfolio holdings as of October 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

                       PERFORMANCE SUMMARY AS OF 10/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


CLASS A
Six-Month Total Return                   +5.14%
Net Asset Value (NAV)                    $11.66 (10/31/00)   $11.41 (4/30/00)
Change in NAV                            +$0.25
Distributions (5/1/00-10/31/00)          Dividend Income     $0.3270

CLASS B
Six-Month Total Return                     +4.76%
Net Asset Value (NAV)                      $11.65 (10/31/00)   $11.41 (4/30/00)
Change in NAV                              +$0.24
Distributions (5/1/00-10/31/00)            Dividend Income     $0.2948


CLASS C
Six-Month Total Return                     +4.75%
Net Asset Value (NAV)                      $11.65 (10/31/00)   $11.41 (4/30/00)
Change in NAV                              +$0.24
Distributions (5/1/00-10/31/00)            Dividend Income     $0.2943

               Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00


                                                                      INCEPTION
CLASS A                               1-YEAR  5-YEAR   10-YEAR         (10/7/83)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +4.89%   +29.85%  +97.32%        +287.06%

Average Annual Total Return(2)        +0.43%    +4.45%   +6.57%         +8.02%



                                                                      INCEPTION
CLASS B                                               1-YEAR            (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                              +4.30%         +2.40%

Average Annual Total Return(2)                          +0.34%          -0.77%

                                                                     INCEPTION
CLASS C                                        1-YEAR   5-YEAR        (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     +4.21%   +26.10%        +31.27%
Average Annual Total Return(2)                 +2.17%    +4.54%         +4.95%

AS OF 10/31/00


SHARE CLASS                                      A        B              C
--------------------------------------------------------------------------------
Distribution Rate(3)                            5.37%    5.07%         5.01%
Taxable Equivalent Distribution Rate(4)         8.89%    8.39%         8.29%

30-Day Standardized Yield(5)                    4.90%    4.56%         4.51%

Taxable Equivalent Yield(4)                     8.11%    7.55%         7.47%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Distribution rate is based on an annualization of the respective class's October dividend and the maximum offering price (net asset value for Class B) per share on 10/31/00.

4. Taxable equivalent distribution rate and yield assume the 2000 federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/00.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.




Past performance does not guarantee future results.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights

                                                                               CLASS A
                                                                              -------
                                               SIX MONTHS ENDED
                                               OCTOBER 31, 2000                      YEAR ENDED APRIL 30,
                                                (UNAUDITED)          2000           1999          1998          1997         1996
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period             $11.41              $12.31        $12.25        $11.90        $11.83       $11.73
                                                 ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(b)                           .33                 .66           .67           .69           .71          .74
 Net realized and unrealized gains (losses)         .25                (.89)          .06           .35           .07          .10
                                                 ---------------------------------------------------------------------------------
Total from investment operations                    .58                (.23)          .73          1.04           .78          .84
                                                 ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income                             (.33)               (.66)         (.67)         (.69)         (.71)        (.74)
 Net realized gains                                  --                (.01)           --            --            --           --
                                                 ---------------------------------------------------------------------------------
Total distributions                                (.33)               (.67)         (.67)         (.69)         (.71)        (.74)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of period                   $11.66              $11.41        $12.31        $12.25        $11.90       $11.83
                                                 =================================================================================
Total return(a)                                    5.14%              (1.87%)        6.10%         8.92%         6.81%        7.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)            $6,314,929          $6,321,014    $7,170,226    $7,022,961    $6,905,488   $7,012,601
Ratios to average net assets:
 Expenses                                           .60%(c)             .60%          .60%          .59%          .58%         .57%
 Net investment income                             5.68%(c)            5.64%         5.41%         5.70%         6.00%        6.20%
Portfolio turnover rate                            2.46%              16.63%         9.90%        14.54%        16.43%       25.10%

(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(b) Based on average shares outstanding effective year ended April 30, 1999.
(c)        Annualized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                    CLASS B
                                                   ---------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                             OCTOBER 31, 2000               YEAR ENDED APRIL 30,
                                                                                         ---------------------------
                                                               (UNAUDITED)               2000                1999(d)
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............         $11.41                   $12.30               $12.39
                                                   ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(b) ........................            .29                      .59                  .23
 Net realized and unrealized gains (losses) ......            .24                     (.88)                (.11)
                                                   ---------------------------------------------------------------------------------
Total from investment operations .................            .53                     (.29)                 .12
                                                   ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................           (.29)                    (.59)                (.21)
 Net realized gains ..............................             --                     (.01)                  --
                                                   ---------------------------------------------------------------------------------
Total distributions ..............................           (.29)                    (.60)                (.21)
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ...................         $11.65                   $11.41               $12.30
                                                   ================================================================================
Total return(a) ..................................           4.76%                   (2.35%)               0.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................          $84,910                 $66,158              $27,988
Ratios to average net assets:
 Expenses ........................................            1.18%(c)                1.17%                 1.17%(c)

 Net investment income ...........................            5.10%(c)                5.10%                 4.86%(c)
Portfolio turnover rate ..........................            2.46%                  16.63%                 9.90%

(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(b)  Based on average shares outstanding.
(c)  Annualized.
(d)  For the period January 1, 1999 (effective date) to April 30, 1999.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      CLASS C
                                                   ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   OCTOBER 31, 2000               YEAR ENDED APRIL 30,
                                                                     -------------------------------------------------------------
                                                     (UNAUDITED)        2000         1999        1998          1997       1996(e)
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............    $  11.41         $   12.31    $  12.24    $   11.90     $  11.82     $  11.73
                                                   ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(b) ........................         .29               .59         .60          .63          .66          .68
 Net realized and unrealized gains (losses) ......         .24              (.89)        .07          .33          .06          .09
                                                   ---------------------------------------------------------------------------------
Total from investment operations .................         .53              (.30)        .67          .96          .72          .77
                                                   ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................        (.29)             (.59)       (.60)        (.62)        (.64)        (.68)
 Net realized gains ..............................          --              (.01)         --           --           --           --
                                                   ---------------------------------------------------------------------------------
Total distributions ..............................        (.29)             (.60)       (.60)        (.62)        (.64)        (.68)
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ...................    $  11.65         $   11.41    $  12.31    $   12.24     $  11.90     $  11.82
                                                   =================================================================================

Total return(a) ..................................        4.75%            (2.43%)      5.58%        8.22%        6.28%        6.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................    $209,535         $ 200,120    $212,474    $ 135,195     $ 71,944     $ 34,110
Ratios to average net assets:
 Expenses ........................................        1.18%(c)          1.17%       1.17%        1.17%        1.16%        1.15%
 Net investment income ...........................        5.12%(c)          5.07%       4.83%        5.12%        5.42%        5.68%
Portfolio turnover rate ..........................        2.46%            16.63%       9.90%       14.54%       16.43%       25.10%


(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(b) Based on average shares outstanding effective year ended April 30, 1999.
(c)        Annualized.
(e) The Fund paid a dividend to shareholders of record on the beginning of business, May 1, 1995 in the amount of $0.062 per share. The net asset value per share at the beginning of the period includes this dividend.

                       See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.8%
   BONDS 94.3%
   ALABAMA 1.0%
   Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ............................    $    3,880,000    $    3,821,528
   Alabama Water Pollution Control Authority Revolving Fund Loan, Series B, Pre-Refunded,
     7.75%, 8/15/12 ........................................................................         5,430,000         5,456,661
   Anniston Regional Medical Center Board, Series A, AMBAC Insured, 5.125%, 6/01/28 ........         7,000,000         6,461,630
   Courtland IDB,
        PCR, Champion International Corp. Project, Refunding, 6.15%, 6/01/19 ...............         5,000,000         4,929,000
        Solid Waste Disposal Revenue, Champion International Corp. Project, Refunding,
          6.00%, 8/01/29 ...................................................................        12,000,000        11,356,200
   Courtland IDBR,
        Champion International Corp., Refunding, Series A, 7.20%, 12/01/13 .................        12,000,000        12,527,160
        Solid Waste Disposal Revenue, Champion International Corp. Project, Refunding,
         Series A, 6.70%, 11/01/29 .........................................................         4,000,000         4,100,040
   Fairfield IDB, Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
     9/01/14 ...............................................................................         1,445,000         1,364,542
   Jefferson County Sewer Revenue, Capital Improvement wts., Series A, FGIC Insured,
     5.375%, 2/01/36 .......................................................................         9,700,000         9,194,145
   Mcintosh IDB, Environmental Improvement Revenue, CIBA Specialty, Refunding, Series C,
     5.375%, 6/01/28 .......................................................................         5,000,000         4,593,000
   University of Alabama, University Revenues Hospital, Series A, MBIA Insured, 5.875%,
     9/01/31 ...............................................................................         5,000,000         5,049,400
                                                                                                                  --------------
                                                                                                                      68,853,306
                                                                                                                  --------------
   ALASKA 1.0%
   Alaska Industrial Development and Export Authority, Revolving Fund, Series A, 7.95%,
     4/01/10 ...............................................................................         1,775,000         1,813,092
   Alaska State HFC, Collateralized Home Mortgage, Series A-1, 6.75%, 12/01/32 .............         1,985,000         2,039,865
        Refunding, Series A, MBIA Insured, 6.00%, 12/01/15 .................................         2,915,000         3,020,610
        Refunding, Series A, MBIA Insured, 6.10%, 12/01/37 .................................        29,000,000        29,403,970
        Series A, Pre-Refunded, 6.60%, 12/01/23 ............................................         8,000,000         8,427,760
   Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25 ................................        15,420,000        16,049,136
   Anchorage Parking Authority Revenue, 5th Avenue Garage Lease Project, Refunding,
        6.50%, 12/01/02 ....................................................................         2,300,000         2,341,814
        6.75%, 12/01/08 ....................................................................         3,500,000         3,679,620
                                                                                                                  --------------
                                                                                                                      66,775,867
                                                                                                                  --------------
   ARIZONA 1.1%
   Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ................................         3,340,000         2,681,285
   Maricopa County IDA,
        Health Facilities Revenue, Catholic Healthcare West Project, Refunding, Series A,
          5.00%, 7/01/16 ...................................................................        23,000,000        19,730,550
        Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ...................        20,000,000        18,388,000
   Mesa IDAR, Discovery Health System, Series A, MBIA Insured, 5.75%, 1/01/25 ..............        22,500,000        22,670,100
   Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series A, FSA Insured,
     5.00%, 7/01/25 ........................................................................         7,000,000         6,459,110
                                                                                                                  --------------
                                                                                                                      69,929,045
                                                                                                                  --------------
   ARKANSAS 1.6%
   Arkansas GO, Waste Disposal and Pollution, Refunding, Series B, 6.25%, 7/01/20 ..........           130,000           131,949
   Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%,
     1/01/23 ...............................................................................           445,000           441,124
   Arkansas State Development Finance Authority Revenue, White River Medical Center
     Project, 5.60%, 6/01/24 ...............................................................         1,200,000         1,073,028
   Arkansas State Development Finance Authority SFMR, MBS Program,
        Series B, 6.10%, 1/01/29 ...........................................................           895,000           904,066
        Series D, 6.85%, 1/01/27 ...........................................................            90,000            94,190
   Arkansas State Development Finance Authority Wastewater System Revenue, Revolving Loan
     Fund, Series A, 5.85%, 12/01/19 .......................................................         1,000,000         1,027,830

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)

                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARKANSAS (CONT.)
   Arkansas State Student Loan Authority Revenue, Refunding, Sub Series B,
        6.25%, 6/01/10 .....................................................................    $      500,000    $      520,210
        5.60%, 6/01/14 .....................................................................           325,000           324,067
   Blytheville Solid Waste Recycling and Sewage Treatment Revenue, Nucor Corp. Project,
     6.375%, 1/01/23 .......................................................................           100,000           102,646
   Camden Environmental Improvement Revenue, International Paper Co. Project, Series A,
     7.625%, 11/01/18 ......................................................................           250,000           268,928
   Desha County Residential Housing Facilities Board SFMR, Refunding, 7.50%, 4/01/11 .......         1,410,000         1,461,014
   Fort Smith Water and Sewer Revenue, Refunding and Construction, MBIA Insured, 6.00%,
     10/01/12 ..............................................................................           130,000           135,954
   Fouke School District No. 15 GO, Refunding and Construction, MBIA Insured,
     Pre-Refunded, 6.60%, 4/01/19 ..........................................................           130,000           138,411
   Greenland School District No. 95, Washington County, Refunding and Construction,
     MBIA Insured, 6.50%, 5/01/13 ..........................................................           115,000           116,224
   Gurdon PCR, International Paper Co. Project, Refunding, Series A, 5.375%, 3/01/20 .......         2,160,000         1,958,472
   Jefferson County PCR,
        Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 ....................         1,865,000         1,882,289
        Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 ..........................         7,900,000         7,447,567
   Jonesboro City Water and Light Plant Public Utilities System Revenue, Refunding,
     AMBAC Insured, 5.25%, 12/01/13 ........................................................           200,000           200,836
   Little River County Revenue, Georgia-Pacific Corp. Project, Refunding, 5.60%,
     10/01/26 ..............................................................................        16,000,000        14,534,560
   Little Rock GO, Capital Improvement, Refunding, 6.30%, 2/01/09 ..........................           140,000           140,540
   Little Rock Municipal Airport Revenue, Refunding, MBIA Insured, 6.00%, 11/01/14 .........           130,000           132,439
   Little Rock School District GO, Refunding, 6.25%, 12/01/07 ..............................           120,000           120,100
   Pine Bluff Environmental Improvement Revenue, International Paper Co. Project,
     Series B, 5.55%, 11/01/22 .............................................................           500,000           454,340
   Pope County PCR,
        Arkansas Power and Light Co. Project, Refunding, 6.30%, 11/01/20 ...................        60,500,000        60,791,005
        Power and Light Co. Project, Refunding, 6.30%, 12/01/16 ............................         2,600,000         2,648,672
   Pulaski County Health Facilities Board Revenue,
        Catholic Health Initiatives, Series A, 5.00%, 12/01/28 .............................         1,500,000         1,297,635
        Nazareth Sisters of Charity, St. Vincent's Infirmary, Refunding, MBIA Insured,
         ETM, 6.05%, 11/01/09 ..............................................................           125,000           136,686
   Pulaski County Public Facilities Board MFR, South Oaks Apartments, Refunding,
     Series A, GNMA Secured, 6.50%, 10/20/29 ...............................................           600,000           622,434
   Saline County Hospital Revenue, Refunding, Connie Lee Insured, 6.00%, 9/01/19 ...........           700,000           718,039
   Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
     AMBAC Insured, 5.80%, 6/01/11 .........................................................           195,000           203,091
   University of Central Arkansas Academic Facilities Revenue,
        Series B, AMBAC Insured, 5.875%, 4/01/16 ...........................................           250,000           259,013
        Series C, AMBAC Insured, 6.00%, 4/01/21 ............................................         1,000,000         1,031,270
   University of Central Arkansas Athletic Facilities Revenue, Series C, AMBAC Insured,
        6.00%, 4/01/21 .....................................................................         1,000,000         1,031,270
        6.125%, 4/01/26 ....................................................................         1,200,000         1,242,864
   University of Central Arkansas Housing System Revenue, Refunding, Series A, AMBAC
     Insured, 6.00%, 4/01/21 ...............................................................         1,000,000         1,031,270
                                                                                                                  --------------
                                                                                                                     104,624,033
                                                                                                                  --------------
   CALIFORNIA 3.9%
   Alhambra COP, Clubhouse Facility Project, 11.25%,
        1/01/08 ............................................................................           410,000           414,485
        1/01/09 ............................................................................           455,000           459,978
        1/01/10 ............................................................................           500,000           505,470

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Burbank RDA, Tax Allocation, Refunding, Series A, 6.25%, 12/01/24 .......................    $    5,160,000    $    5,271,920
   California Educational Facilities Authority Revenue,
        National University, Connie Lee Insured, 6.00%, 5/01/09 ............................         3,580,000         3,831,173
        Pooled College and University Projects, Series B, 6.00%, 12/01/20 ..................         6,025,000         6,069,465
   California Health Facilities Financing Authority Revenue, St. Francis Medical Center,
     Refunding, Series H, AMBAC Insured, 6.30%, 10/01/15 ...................................         2,800,000         3,023,468
   California State GO,
        5.90%, 5/01/08 .....................................................................           235,000           251,368
        6.00%, 5/01/18 .....................................................................           535,000           556,780
        6.00%, 5/01/20 .....................................................................           850,000           888,735
        5.90%, 4/01/23 .....................................................................         1,200,000         1,227,924
        Veterans Bonds, Series BC, 6.00%, 2/01/10 ..........................................         1,000,000         1,004,270
        Veterans Bonds, Series BD, BE, and BF, 6.55%, 2/01/25 ..............................         7,840,000         7,863,677
   Chino USD, COP, Refunding, FSA Insured, 5.90%, 9/01/15 ..................................         8,240,000         8,702,841
   Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 .....           970,000         1,074,159
   Foothill/Eastern Corridor Agency Toll Road Revenue,
        Refunding, MBIA Insured, 5.75%, 1/15/40 ............................................        20,000,000        19,511,800
        senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ................................        59,240,000        66,190,037
   Forty-Niner Shops Inc. Auxiliary Organization, California State Long Beach Project,
     Pre-Refunded, 6.875%,
        4/01/07 ............................................................................         1,090,000         1,151,443
        4/01/12 ............................................................................         1,565,000         1,653,219
   Los Angeles CRDA, Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%, 1/01/27 ...         3,180,000         3,335,534
   Los Angeles Regional Airports Improvement Corp. Lease Revenue,
        Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ............        18,500,000        18,317,035
        United Airlines, International Airport, Refunding, 6.875%, 11/15/12 ................         8,400,000         8,692,992
   Metropolitan Water District Revenue, Southern California Waterworks, Series A, 5.00%,
     7/01/26 ...............................................................................        26,420,000        24,647,482
   Pomona PFA, Revenue, Series Q, MBIA Insured, 5.90%, 12/01/25 ............................         4,000,000         4,123,280
   San Francisco City and County RDA, Lease Revenue, George R. Moscone Center, FSA
     Insured, 6.75%, 7/01/24 ...............................................................         7,075,000         7,696,397
   San Francisco City and County Redevelopment Financing Authority Tax Allocation
     Revenue, Redevelopment Projects, Pre-Refunded, 6.50%, 8/01/22 .........................        12,680,000        13,986,674
   San Francisco City and County Sewer Revenue, Series A, FGIC Insured, 5.90%, 10/01/20 ....        10,380,000        10,727,107
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
        5.00%, 1/01/33 .....................................................................         5,000,000         4,373,850
        Pre-Refunded, 7.00%, 1/01/30 .......................................................        16,785,000        18,102,790
   University of California Revenues, Research Facilities, Series B, Pre-Refunded,
     6.55%, 9/01/24 ........................................................................        11,780,000        12,765,633
   Windsor RDAR, Tax Allocation, Windsor Project, 7.00%, 9/01/24 ...........................         2,405,000         2,526,356
                                                                                                                  --------------
                                                                                                                     258,947,342
                                                                                                                  --------------
   COLORADO 4.8%
   Colorado Health Facilities Authority Revenue,
        Catholic Health Initiatives, Series A, 5.00%, 12/01/28 .............................         3,035,000         2,629,524
        Kaiser Permanente, Series A, 5.35%, 11/01/16 .......................................        13,250,000        12,378,680
        Kaiser Permanente, Series B, 5.35%, 8/01/15 ........................................        20,200,000        19,075,668
   Colorado HFA, GO, Series A, 7.50%, 5/01/29 ..............................................         1,205,000         1,246,958
   Colorado Public Highway Authority Revenue, Highway E-470, Refunding, Senior
     Series A, MBIA Insured, 5.00%, 9/01/21 ................................................        12,715,000        11,768,241

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   COLORADO (CONT.)
   Denver City and County Airport Revenue,
        Series A, 8.875%, 11/15/12 .........................................................    $   12,130,000    $   12,841,788
        Series A, 7.50%, 11/15/23 ..........................................................        13,590,000        14,544,562
        Series A, 8.00%, 11/15/25 ..........................................................         1,480,000         1,520,374
        Series A, Pre-Refunded, 7.50%, 11/15/12 ............................................        11,200,000        12,070,800
        Series A, Pre-Refunded, 8.875%, 11/15/12 ...........................................         4,515,000         4,798,407
        Series A, Pre-Refunded, 7.50%, 11/15/23 ............................................         2,930,000         3,279,051
        Series A, Pre-Refunded, 8.50%, 11/15/23 ............................................         6,985,000         7,133,501
        Series A, Pre-Refunded, 8.50%, 11/15/23 ............................................        72,960,000        74,509,670
        Series A, Pre-Refunded, 7.25%, 11/15/25 ............................................        16,465,000        17,665,957
        Series A, Pre-Refunded, 7.25%, 11/15/25 ............................................         8,060,000         8,647,896
        Series A, Pre-Refunded, 8.00%, 11/15/25 ............................................           520,000           538,164
        Series A, Pre-Refunded, 8.00%, 11/15/25 ............................................        20,305,000        20,733,029
        Series A, Pre-Refunded, 8.00%, 11/15/25 ............................................         2,020,000         2,062,622
        Series B, 7.25%, 11/15/23 ..........................................................         2,120,000         2,213,344
        Series B, Pre-Refunded, 7.25%, 11/15/23 ............................................           530,000           567,047
        Series D, 7.75%, 11/15/21 ..........................................................         8,950,000         9,346,217
        Series D, 7.00%, 11/15/25 ..........................................................         7,835,000         7,908,257
        Series D, Pre-Refunded, 7.75%, 11/15/21 ............................................         2,510,000         2,640,646
   Denver City and County Special Facilities Airport Revenue, United Airlines Inc.
     Project, Series A, 6.875%, 10/01/32 ...................................................        47,980,000        48,407,982
   Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 .........        11,400,000        11,540,448
   University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
     11/15/29 ..............................................................................        11,000,000         9,757,880
                                                                                                                  --------------
                                                                                                                     319,826,713
                                                                                                                  --------------
   CONNECTICUT
   Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
     5.80%, 8/20/39 ........................................................................         2,860,000         2,816,328
                                                                                                                  --------------
   DELAWARE .1%
   Delaware State EDA Revenue, Water Development, Wilmington, Refunding, Series B, 6.45%,
     12/01/07 ..............................................................................         1,160,000         1,270,745
   Delaware State Housing Authority MFMR, Refunding, Series D, 6.75%, 7/01/06 ..............         2,000,000         2,141,060
                                                                                                                  --------------
                                                                                                                       3,411,805
                                                                                                                  --------------
   FLORIDA 2.1%
   Bay County Resource Recovery Revenue,
        Series A, MBIA Insured, Pre-Refunded, 6.50%, 7/01/07 ...............................         2,100,000         2,210,208
        Series B, MBIA Insured, Pre-Refunded, 6.50%, 7/01/07 ...............................        11,020,000        11,598,330
   Broward County Resource Recovery Revenue, Broward Waste Energy Co., LP, North
     Project, Series 1984, 7.95%, 12/01/08 .................................................        36,700,000        37,525,750
   Callaway/Bay County Wastewater Systems Revenue, Series A, FGIC Insured, 6.00%, 9/01/26 ..           695,000           716,802
   Escambia County Health Facilities Authority Revenue, Ascension Health Credit,
     Refunding, Series A-2, AMBAC Insured, 5.75%, 11/15/29 .................................        10,000,000        10,121,400
   Florida State Board of Education Capital Outlay,
        Public Education, Refunding, Series 1992, 6.40%, 6/01/19 ...........................        22,475,000        23,125,876
        Public Education, Refunding, Series D, 5.75%, 6/01/22 ..............................        10,000,000        10,206,000
        Public Education, Refunding, Series D, 6.00%, 6/01/23 ..............................        17,500,000        18,788,175
   Manatee County IDR, Manatee Hospital and Health System Inc., Pre-Refunded, 9.25%,
     3/01/21 ...............................................................................         6,500,000         6,727,435
   Palm Beach County School Board COP, Series A, FGIC Insured, 6.00%, 8/01/23 ..............         5,100,000         5,329,551

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured, 6.20%,
        10/01/01 ...........................................................................    $      890,000    $      904,952
        10/01/02 ...........................................................................           940,000           970,823
        10/01/03 ...........................................................................         1,005,000         1,052,476
        10/01/04 ...........................................................................         1,065,000         1,129,997
        10/01/05 ...........................................................................         1,130,000         1,212,716
        10/01/06 ...........................................................................         1,200,000         1,303,500
        10/01/07 ...........................................................................         1,275,000         1,382,929
        10/01/08 ...........................................................................         1,355,000         1,465,961
        10/01/12 ...........................................................................         6,300,000         6,758,388
                                                                                                                  --------------
                                                                                                                     142,531,269
                                                                                                                  --------------
   GEORGIA 1.2%
   Atlanta Airport Facilities Revenue, Refunding, Series A, FGIC Insured, 5.50%,
     1/01/26 ...............................................................................        13,750,000        13,637,800
   Burke County Development Authority PCR,
        Georgia Power Co. Plant Vogtle, 1st Series, 5.40%, 5/01/34 .........................        17,705,000        16,297,984
        Georgia Power Co. Plant Vogtle, Refunding, 2nd Series, AMBAC Insured, 5.25%,
          5/01/34 ..........................................................................        14,000,000        13,122,340
   Fulton County Development Authority Special Facilities Revenue, Delta Airlines Inc.  ....
     Project, Refunding,
        6.85%, 11/01/07 ....................................................................         3,400,000         3,512,234
        6.95%, 11/01/12 ....................................................................         5,500,000         5,704,820
   Georgia Municipal Electric Authority Power Revenue,
        Series B, 6.375%, 1/01/16 ..........................................................        14,000,000        14,596,120
        Series EE, 6.40%, 1/01/23 ..........................................................         6,325,000         6,559,974
   Georgia State HFAR, Homeownership Opportunity Program, Series C, 6.60%, 12/01/23 ........         2,860,000         2,963,875
   Monroe County Development Authority PCR, Georgia Power Co., AMBAC Insured, 6.25%,
     7/01/19 ...............................................................................         4,300,000         4,404,318
                                                                                                                  --------------
                                                                                                                      80,799,465
                                                                                                                  --------------
   HAWAII 1.5%
   Hawaii State Airports System Revenue,
        FGIC Insured, 7.00%, 7/01/20 .......................................................           940,000           969,619
        FGIC Insured, Pre-Refunded, 7.00%, 7/01/20 .........................................            60,000            62,147
        Refunding, Third Series 1994, AMBAC Insured, 5.75%, 7/01/09 ........................           300,000           311,550
        Second Series, 7.00%, 7/01/07 ......................................................        12,000,000        12,417,240
        Second Series, 6.90%, 7/01/12 ......................................................           500,000           576,425
        Second Series, MBIA Insured, 6.75%, 7/01/21 ........................................           170,000           174,546
        Second Series, MBIA Insured, Pre-Refunded, 6.75%, 7/01/21 ..........................            30,000            31,025
        Second Series 1991, 7.00%, 7/01/18 .................................................         4,350,000         4,484,198
        Second Series 1992, MBIA Insured, 6.90%, 7/01/12 ...................................           400,000           461,140
   Hawaii State Department of Budget and Finance Special Purpose Mortgage Revenue,
        Hawaiian Electric Co. and Subsidiaries, MBIA Insured, 6.55%, 12/01/22 ..............         3,425,000         3,536,929
        Hawaiian Electric Co., Series A, MBIA Insured, 6.60%, 1/01/25 ......................         1,950,000         2,053,838
        Kaiser Permanente, Refunding, Series A, 6.25%, 3/01/21 .............................         1,000,000         1,003,100
        Kapiolani Health Care System, Refunding, 6.40%, 7/01/13 ............................           600,000           612,252
        Kapiolani Health Care System, Refunding, 6.00%, 7/01/19 ............................         2,725,000         2,679,738
        St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 ................         1,100,000         1,132,626
        Wahiawa General Hospital Project, 7.50%, 7/01/12 ...................................           885,000           835,741

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   HAWAII (CONT.)
   Hawaii State Department of Budget and Finance Special Purpose Revenue,
        6.00%, 7/01/11 .....................................................................    $    1,000,000    $    1,001,120
        6.20%, 7/01/16 .....................................................................         2,000,000         2,017,980
        Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 ............           500,000           504,610
        Kaiser Permanente, Series A, 5.15%, 3/01/15 ........................................         4,000,000         3,695,920
        Kapiolani Health Obligation, 6.25%, 7/01/21 ........................................         7,350,000         7,371,389
        Queens Health System, Refunding, Series A, 6.05%, 7/01/16 ..........................         1,000,000         1,011,500
        Queens Health System, Refunding, Series A, 6.00%, 7/01/20 ..........................           120,000           120,426
        Queens Health System, Refunding, Series A, 5.75%, 7/01/26 ..........................         7,000,000         6,701,100
        Queens Health System, Series B, MBIA Insured, 5.00%, 7/01/28 .......................         2,680,000         2,379,947
        Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 ..................................           600,000           527,868
        Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 ..................................         2,040,000         1,733,041
        Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 ..................................         2,410,000         1,976,875
   Hawaii State Department of Transportation Special Facilities Revenue, Matson Terminals
     Inc., Refunding, 5.75%, 3/01/13 .......................................................            75,000            74,211
   Hawaii State GO,
        Series BW, 6.375%, 3/01/11 .........................................................           100,000           111,491
        Series CA, 6.00%, 1/01/09 ..........................................................           100,000           107,947
        Series CT, FSA Insured, 5.875%, 9/01/19 ............................................         5,000,000         5,175,800
   Hawaii State Harbor Capital Improvement Revenue,
        Refunding, Series 1994, FGIC Insured, 6.25%, 7/01/15 ...............................         1,000,000         1,042,880
        Refunding, Series 1994, FGIC Insured, 6.375%, 7/01/24 ..............................           500,000           517,065
        Series 1992, FGIC Insured, 6.50%, 7/01/19 ..........................................           200,000           206,934
   Hawaii State Housing Finance and Development Corp. Revenue, Affordable Rental Housing
     Program, Series A,
        6.00%, 7/01/15 .....................................................................         1,000,000         1,031,420
        6.05%, 7/01/22 .....................................................................           750,000           766,808
        6.10%, 7/01/30 .....................................................................           235,000           237,921
   Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue,
        Series A, 7.10%, 7/01/24 ...........................................................         3,805,000         3,908,496
        Series A, 6.00%, 7/01/26 ...........................................................           250,000           251,165
        Series A, FNMA Insured, 5.75%, 7/01/30 .............................................         2,500,000         2,440,700
        Series B, 7.00%, 7/01/31 ...........................................................         7,380,000         7,599,407
   Hawaii State SFMR, HFC,
        Series A, 7.00%, 7/01/11 ...........................................................           230,000           237,050
        Series B, 6.90%, 7/01/16 ...........................................................           230,000           236,889
   Honolulu City and County GO,
        Refunding, Series 1992, 6.00%, 12/01/14 ............................................           150,000           162,023
        Series C, FGIC Insured, 5.00%, 7/01/20 .............................................         6,250,000         5,801,125
   Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 .........         1,205,000         1,269,552
   Honolulu City and County Wastewater System Revenue, 2nd Bond Resolution, Junior Series,
     FGIC Insured, 5.00%, 7/01/23 ..........................................................        10,000,000         9,118,400
   Honolulu City and County Water Supply Board Water System Revenue, 5.80%, 7/01/21 ........         1,785,000         1,815,738
   Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 .....................           220,000           239,309

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   HAWAII (CONT.)
   Maui County GO,
        6.05%, 9/01/07 .....................................................................    $       30,000    $       30,457
        6.10%, 9/01/08 .....................................................................           170,000           172,589
                                                                                                                  --------------
                                                                                                                     102,939,267
                                                                                                                  --------------
   IDAHO .6%
   Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 .....................         1,935,000         2,008,917
   Idaho Housing Agency SFMR, Senior Bond, Series B-1, FGIC Insured,
        7.85%, 7/01/09 .....................................................................           345,000           347,515
        7.90%, 1/01/21 .....................................................................           535,000           538,900
   Power County Industrial Development Corp. Solid Waste Disposal Revenue, FMC Corp.
     Project, 6.45%, 8/01/32 ...............................................................        33,750,000        33,875,550
   Power County PCR, FMC Corp. Project, Refunding, 5.625%, 10/01/14 ........................         2,200,000         2,138,928
                                                                                                                  --------------
                                                                                                                      38,909,810
                                                                                                                  --------------
   ILLINOIS 6.1%
   Bryant PCR, Central Illinois Light Co. Project, Refunding,
        Series A, 6.50%, 2/01/18 ...........................................................         7,200,000         7,280,640
        Series C, 6.50%, 1/01/10 ...........................................................         5,000,000         5,164,950
   Chicago Board of Education GO, Chicago School Reform, MBIA Insured, 6.00%, 12/01/16 .....         9,700,000        10,089,358
   Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ..............................................        18,000,000        20,596,680
   Chicago Gas Supply Revenue, The Peoples Gas Light, Refunding, Series A, 6.10%, 6/01/25 ..        12,000,000        12,239,760
   Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, 5.75%, 1/01/23 .......         8,955,000         9,089,325
   Chicago O'Hare International Airport Special Facilities Revenue, American Airlines Inc.
     Project, 8.20%, 12/01/24 ..............................................................        11,720,000        12,980,955
   Chicago SFMR, Collateralized, Series A, GNMA Secured, 7.25%, 9/01/28 ....................         2,895,000         3,136,675
   Cook County GO, Capital Improvement, Refunding, FGIC Insured, 5.90%, 12/01/14 ...........        10,000,000        10,385,600
   Cook County Tinley Park School District No.140, Refunding, Series A, AMBAC Insured,
     6.00%, 12/01/15 .......................................................................         8,750,000         9,159,500
   Illinois Development Finance Authority Hospital Revenue,
        Adventist Health System, Sunbelt Obligation, 5.65%, 11/15/24 .......................         6,030,000         5,108,616
        Adventist Health System, Sunbelt Obligation, 5.50%, 11/15/29 .......................        20,000,000        16,451,400
        Sisters of St. Francis Health Services, Refunding, MBIA Insured, 5.375%, 11/01/27 ..         5,000,000         4,724,900
   Illinois Development Finance Authority PCR,
        Central Illinois Public Service Co., Refunding, Series A, 6.375%, 1/01/28 ..........        15,200,000        15,487,128
        Commonwealth Edison Co. Project, Refunding, Series 1991, 7.25%, 6/01/11 ............         7,500,000         7,735,950
        Illinois Power Co. Project, Refunding, Series A, 7.375%, 7/01/21 ...................        26,550,000        28,737,189
   Illinois Development Finance Authority Revenue, Provena Health, Series A, MBIA Insured,
     5.50%, 5/15/21 ........................................................................        10,000,000         9,771,400
   Illinois HDA,
        MF Program, Lawndale Redevelopment Project, 7.10%, 12/01/34 ........................        20,000,000        21,546,600
        MF Program, Refunding, Series A, 7.10%, 7/01/26 ....................................        12,915,000        13,484,035
        MF Program, Series 1, 6.625%, 9/01/12 ..............................................        12,000,000        12,493,560
        MF Program, Series 1, 6.75%, 9/01/21 ...............................................         7,550,000         7,817,346
        MF Program, Series C, 7.35%, 7/01/11 ...............................................         2,265,000         2,331,704
        RMR, Series B, 7.25%, 8/01/17 ......................................................         7,065,000         7,275,749
   Illinois HDA Revenue, Homeowner Mortgage, Series A-1, 6.85%, 8/01/17 ....................         3,540,000         3,752,435

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                     PRINCIPAL
                                                                                                       AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ILLINOIS (CONT.)
   Illinois Health Facilities Authority Revenue,
        Children's Memorial Hospital, Series A, AMBAC Insured, 5.75%, 8/15/25 .................    $    9,120,000    $    9,107,141
        Edwards Hospital Project, Pre-Refunded, 7.00%, 2/15/22 ................................         2,000,000         2,099,780
        Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%, 7/01/18 ..         7,090,000         7,091,773
        Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 ........         2,105,000         2,151,078
        Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 ....................         2,885,000         2,706,851
        Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%, 11/15/28 ...         7,500,000         6,793,125
        South Suburban Hospital, ETM, 7.00%, 2/15/18 ..........................................         4,200,000         4,894,176
        South Suburban Hospital, Pre-Refunded, 7.00%, 2/15/18 .................................         2,800,000         2,939,692
        Victory Health Services, Series A, 5.75%, 8/15/27 .....................................         8,015,000         7,205,966
   Illinois State COP, Department Of Central Management, FSA Insured, Pre-Refunded, 6.875%,
     7/01/07 ..................................................................................         2,600,000         2,748,876
   Illinois State Dedicated Tax Revenue, Civic Center, Series A, AMBAC Insured,
        6.00%, 12/15/15 .......................................................................         2,105,000         2,107,842
        Pre-Refunded, 6.00%, 12/15/15 .........................................................           845,000           846,597
   Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
    Expansion Project,
        Refunding, Series A, FGIC Insured, 5.25%, 12/15/28 ....................................        38,080,000        35,639,834
        Series A, 6.50%, 6/15/22 ..............................................................             5,000             5,228
        Series A, 6.50%, 6/15/27 ..............................................................           555,000           579,742
        Series A, FGIC Insured, 6.50%, 6/15/07 ................................................             5,000             5,329
   Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick
     Place Convention Center,
        5.75%, 7/01/06 ........................................................................         1,645,000         1,703,940
        6.25%, 7/01/17 ........................................................................         3,500,000         3,833,305
        7.00%, 7/01/26 ........................................................................        12,000,000        14,233,920
   Onterie Center HFC, Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 ..............         4,350,000         4,512,168
   Regional Transportation Authority Revenue, Series A, AMBAC Insured, 6.125%, 6/01/22 ........         3,970,000         4,071,275
   Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
        6.20%, 2/01/05 ........................................................................         1,825,000         1,869,822
        6.625%, 2/01/10 .......................................................................         3,050,000         3,139,853
   Southwestern Illinois Development Authority Private Activity Revenue, Progressive
     Recovery Glenmark, 8.50%, 8/01/10 ........................................................         2,395,000         2,449,750
   Southwestern Illinois Development Authority Revenue, Anderson Hospital Project, Series A,
     Pre-Refunded, 7.00%, 8/15/22 .............................................................         6,200,000         6,578,944
   Southwestern Illinois Development Authority Solid Waste Disposal Revenue, LaCede
     Steel Co. Project,
        8.375%, 8/01/08 .......................................................................         4,025,000         4,138,143
        8.50%, 8/01/20 ........................................................................         5,390,000         5,539,195
   Upper River Valley Development Authority Environmental Facilities Revenue, General
     Electric Co. Project, 5.45%, 2/01/23 .....................................................         3,600,000         3,456,324
   Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 2/01/27 ....         7,130,000         7,174,919
                                                                                                                     --------------
                                                                                                                        406,466,043
                                                                                                                     --------------
   INDIANA 1.7%
   Beech Grove EDR, Westvaco Corp., 8.75%, 7/01/10 ............................................            50,000            50,211
   Carmel EDR, Cool Creek Association, Refunding, 6.50%, 9/01/15 ..............................         1,000,000         1,046,970
   Carmel Industrial RDA, County Option, Income Tax Lease, Rent Revenue, MBIA Insured,
     5.25%, 1/01/18 ...........................................................................         1,090,000         1,056,363
   East Chicago Industrial Solid Waste Disposal Revenue, US Gypsum Corp. Project, 5.50%,
     9/01/28 ..................................................................................         5,250,000         4,236,435

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   INDIANA (CONT.)
   Eastern Hancock Middle School Building Corp. First Mortgage, Pre-Refunded, 6.00%,
     1/15/21 ................................................................................    $    1,000,000    $    1,070,690
   Elkhart County Hospital Authority Revenue, Goshen Hospital Association Inc. Project,
     7.35%, 7/01/12 .........................................................................         1,750,000         1,775,988
   Elwood Middle School Building Corp. First Mortgage, Refunding, 7.30%, 1/01/08 ............           500,000           512,055
   Hammond Industrial Sewer and Solid Waste Disposal Revenue, American Maize-Products Co.,
     Project A, 8.00%, 12/01/24 .............................................................        20,000,000        21,597,600
   Hammond Multi-School Building Corp. First Mortgage, Refunding, Series A, 6.20%, 7/10/15 ..         1,500,000         1,548,240
   Indiana Bond Bank Special Program, Series B, 6.20%, 2/01/23 ..............................         3,500,000         3,524,255
   Indiana Health Facility Financing Authority Hospital Revenue,
        Hancock Memorial Hospital Health Services, 6.125%, 8/15/17 ..........................         2,000,000         1,877,980
        Jackson County Schneck Memorial Hospital, Pre-Refunded, 7.50%, 2/15/22 ..............         1,835,000         1,936,677
        Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 .................         1,200,000           957,624
        Methodist Hospital Inc., 6.75%, 9/15/09 .............................................         1,280,000         1,331,738
        Sisters of St. Francis Health, Series A, MBIA Insured, 5.00%, 11/01/29 ..............         1,000,000           873,680
        St. Anthony's Medical Center/Home Inc., Series A, 7.00%, 10/01/17 ...................         1,000,000         1,052,820
   Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
     Refunding, 5.625%, 5/15/28 .............................................................         1,750,000         1,363,390
   Indiana State Development Financing Authority Environmental Revenue, 6.25%, 7/15/30 ......         2,000,000         1,952,320
   Indiana State Educational Facilities Authority Revenue,
        DePauw University Project, Refunding, 5.30%, 7/01/16 ................................           600,000           589,932
        Manchester College Project, 6.85%, 10/01/18 .........................................         3,240,000         3,325,439
        Valparaiso University, AMBAC Insured, 5.125%, 10/01/23 ..............................         2,015,000         1,882,353
   Indiana State HFA, SFMR,
        GNMA Secured, 6.10%, 7/01/22 ........................................................           880,000           892,910
        Refunding, Series A, 6.75%, 1/01/10 .................................................         2,940,000         3,069,184
        Refunding, Series A, 6.80%, 1/01/17 .................................................        12,835,000        13,317,339
        Series F-2, GNMA Secured, 7.75%, 7/01/22 ............................................           235,000           240,085
   Indiana State Office Building Commission Correctional Facilities Program Revenue,
     Pre-Refunded, 6.375%, 7/01/16 ..........................................................         1,000,000         1,039,930
   Indianapolis Airport Authority, Indianapolis International Airport Revenue, 6.50%,
     11/15/31 ...............................................................................         1,460,000         1,401,804
   Indianapolis Local Public Improvement Bond, Series D, 6.75%, 2/01/20 .....................        15,375,000        16,102,699
   Jasper County EDR, Georgia-Pacific Corp. Project,
        5.625%, 12/01/27 ....................................................................         3,500,000         3,135,440
        Refunding, 6.70%, 4/01/29 ...........................................................         3,000,000         3,031,080
   Jasper County PCR, Northern Indiana Public Service Co., Refunding, MBIA Insured,
     7.10%, 7/01/17 .........................................................................           500,000           517,440
   Lake Central Industrial Multi-School Building Corp. First Mortgage, Refunding,
     MBIA Insured, 6.50%, 1/15/14 ...........................................................         2,100,000         2,199,351
   Madison County Authority Anderson Hospital Revenue, Refunding, Series A, BIG Insured,
     8.00%, 1/01/14 .........................................................................            95,000            95,434
   Marion County Convention and Recreational Facilities Authority Excise Tax Revenue,
     Lease Rental, Series A, AMBAC Insured, 7.00%, 6/01/21 ..................................           250,000           258,050
   Muncies Edit Building Corp. First Mortgage, Series A, AMBAC Insured, 6.60%, 12/01/17 .....         4,000,000         4,270,080
   New Albany Floyd County School Building Corp. Revenue, First Mortgage, MBIA Insured,
     5.375%, 1/15/18 ........................................................................         1,500,000         1,477,545
   New Prairie Unified School Building Corp. Revenue, First Mortgage, Refunding,
     FSA Insured, 5.80%, 7/05/11 ............................................................         1,520,000         1,591,106
   Penn-Harris-Madison Multi-School Building Corp. First Mortgage, FSA Insured,
     Pre-Refunded, 5.90%, 7/15/14 ...........................................................         1,000,000         1,080,500
   Rochester Community Multi-School Building Corp. Revenue, First Mortgage, AMBAC
     Insured, 5.20%, 1/15/18 ................................................................         1,000,000           963,590
   Steuben County Metropolitan School District COP, 6.90%, 1/01/08 ..........................           500,000           506,525

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   INDIANA (CONT.)
   Sullivan Industrial PCR, Hoosier Energy, Merom Project, Refunding, 7.10%, 4/01/19 .......    $      750,000    $      770,040
   Sullivan PCR, Indiana-Michigan Power Co. Project, Refunding, Series C, 5.95%, 5/01/09 ...         6,000,000         6,058,740
                                                                                                                  --------------
                                                                                                                     115,581,632
                                                                                                                  --------------
   IOWA .1%
   Iowa Finance Authority Mortgage Revenue, Abbey Health Care, Series A, GNMA Secured,
        (b)5.90%, 5/20/20 ..................................................................           500,000           503,195
        (b)6.10%, 5/20/31 ..................................................................         5,305,000         5,338,368
                                                                                                                  --------------
                                                                                                                       5,841,563
                                                                                                                  --------------
   KANSAS .1%
   Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
     Hospital, Series Z, Asset Guaranteed, 5.25%, 12/15/23 .................................         2,500,000         2,305,450
   Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A,
        5.70%, 11/15/18 ....................................................................         1,875,000         1,552,275
        5.75%, 11/15/24 ....................................................................         1,500,000         1,209,600
                                                                                                                  --------------
                                                                                                                       5,067,325
                                                                                                                  --------------
   KENTUCKY 2.0%
   Ashland PCR, Ashland Oil Inc. Project, Refunding, 6.65%, 8/01/09 ........................         3,900,000         4,028,193
   Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project, 7.00%,
     3/01/25 ...............................................................................        10,000,000        10,333,200
   Jefferson County MFHR, Watterson Park Apartments Project, Series A, 6.35%, 11/15/11 .....         4,850,000         5,046,280
   Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project,
        Series A, 7.80%, 12/01/15 ..........................................................        20,000,000        20,250,000
        Series A, 7.50%, 2/01/20 ...........................................................        10,000,000        10,392,400
        Series A, 7.125%, 2/01/21 ..........................................................         9,330,000         9,551,401
        Series B, 7.25%, 2/01/22 ...........................................................         3,350,000         3,461,287
   Kentucky Development Finance Authority Hospital Revenue, Claire Medical Center Project,
     Pre-Refunded, 7.125%, 9/01/21 .........................................................           700,000           729,078
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
     Regional Health Center Facility, Refunding and Improvement,
        5.80%, 10/01/12 ....................................................................         1,000,000           764,110
        5.85%, 10/01/17 ....................................................................         5,615,000         3,986,650
   Kentucky HFC Revenue, Series B, 6.625%, 7/01/14 .........................................         4,910,000         5,091,375
   Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
        6.10%, 3/01/08 .....................................................................        20,375,000        21,375,005
        6.20%, 3/01/18 .....................................................................        11,765,000        12,196,305
   Pendleton County Multi-County Lease Revenue, Kentucky Association of Counties Leasing
     Trust, Series A, 6.50%, 3/01/19 .......................................................        27,160,000        28,288,498
                                                                                                                  --------------
                                                                                                                     135,493,782
                                                                                                                  --------------
   LOUISIANA 1.3%
   Bastrop PCR, International Paper Co. Project, Refunding, 6.90%, 3/01/07 .................         2,000,000         2,076,320
   Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
     10/01/12 ..............................................................................        14,285,000        14,637,840
   Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish
     Memorial Hospital Project, Series A, FSA Insured,
        6.375%, 12/01/12 ...................................................................         4,310,000         4,727,294

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   LOUISIANA (CONT.)
   Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
     Hospital Project, Series A, FSA Insured, (cont.)
        6.50%, 12/01/18 ....................................................................    $    5,530,000    $    6,084,327
        6.65%, 12/01/21 ....................................................................         3,145,000         3,300,898
   Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding,
        Series A, 7.75%, 6/01/12 ...........................................................         1,405,000         1,454,737
        Series B, 6.375%, 11/01/02 .........................................................           100,000           102,655
        Series B, 6.875%, 11/01/12 .........................................................           400,000           419,468
   De Soto Parish Environmental Improvement Revenue, International Paper Co. Project,
     Series A, 7.70%, 11/01/18 .............................................................         2,500,000         2,695,850
   East Baton Rouge Mortgage Finance Authority, SFM Purchase,
        Series A, 6.80%, 10/01/28 ..........................................................         4,970,000         5,165,073
        Series C, 7.00%, 4/01/32 ...........................................................         1,330,000         1,374,675
        Series D, 7.10%, 4/01/32 ...........................................................           990,000         1,023,759
   Jefferson Parish Hospital Service District No. 2 Hospital Revenue, FSA Insured, 5.00%,
      7/01/28 ..............................................................................         5,000,000         4,427,100
   Lafayette Public Trust Financing Authority SFMR, Refunding, Series A, 8.50%, 11/15/12 ...           859,482           860,780
   Louisiana HFA, Mortgage Revenue, Refunding, 7.375%, 9/01/13 .............................           370,000           377,263
   Louisiana Public Facilities Authority Revenue, Alton Ochsner Medical Foundation Project,
     Refunding, Series B, MBIA Insured, 6.50%, 5/15/22 .....................................         3,500,000         3,642,450
   New Orleans GO, Refunding, AMBAC Insured,
        6.125%, 10/01/16 ...................................................................        10,275,000        10,705,112
        6.20%, 10/01/21 ....................................................................         8,050,000         8,330,623
   Office Facility Corp. Capital Facilities Bonds, 7.75%, 12/01/10 .........................         3,400,000         3,587,510
   Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical
     Center, Pre-Refunded, 7.50%, 7/01/21 ..................................................         4,000,000         4,157,320
   Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 ..         2,200,000         2,236,344
   West Feliciana Parish PCR, Gulf State Utility Co. Project,
        7.70%, 12/01/14 ....................................................................         2,000,000         2,088,560
        7.00%, 11/01/15 ....................................................................         3,050,000         3,150,772
                                                                                                                  --------------
                                                                                                                      86,626,730
                                                                                                                  --------------
   MAINE 1.1%
   Bucksport Solid Waste Disposal Revenue, Champion International Corp. Project, 6.25%,
     5/01/10 ...............................................................................         5,000,000         5,101,850
   Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
     6.20%, 9/01/19 ........................................................................         8,000,000         8,055,600
   Maine Financial Authority Solid Waste Recycling Facilities Revenue, Great Northern
     Paper Co., Bowater Project, 7.75%, 10/01/22 ...........................................        29,300,000        30,744,783
   Maine State Health and Higher Educational Facilities Authority Revenue, Series B,
     FSA Insured, Pre-Refunded, 7.00%, 7/01/24 .............................................         2,445,000         2,687,935
   Maine State Housing Authority Mortgage Purchase,
        Series A-5, 6.20%, 11/15/16 ........................................................         2,500,000         2,572,350
        Series C, 6.55%, 11/15/12 ..........................................................         3,700,000         3,856,066
        Series C, 6.65%, 11/15/24 ..........................................................         3,500,000         3,643,220
        Series D, 6.45%, 11/15/07 ..........................................................         3,540,000         3,672,431
        Series D, 6.70%, 11/15/15 ..........................................................         5,800,000         6,149,682
   Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ....................         4,800,000         4,857,264
                                                                                                                  --------------
                                                                                                                      71,341,181
                                                                                                                  --------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MARYLAND 1.6%
   Gaithersberg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
     Improvement,
        FSA Insured, 6.00%, 9/01/21 ........................................................    $   10,110,000    $   10,358,908
        Series A, Pre-Refunded, 8.25%, 9/01/21 .............................................        43,225,000        45,429,475
   Maryland State CDA, Department of Housing and Community Development,
        MFHR, Series G, Mortgage Insured, 6.55%, 5/15/19 ...................................         5,210,000         5,381,670
        SF Program, 3rd Series, 7.25%, 4/01/27 .............................................           965,000           988,604
   Montgomery County Housing Opportunities Commission SFMR, Refunding, Series B, 6.625%,
     7/01/28 ...............................................................................         6,500,000         6,676,085
   Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series A,
        Sub Series 1, 8.25%, 9/01/21 .......................................................        20,125,000        20,862,581
        Sub Series 1, Pre-Refunded, 8.25%, 9/01/21 .........................................        10,930,000        11,487,430
        Sub Series 2, Pre-Refunded, 8.25%, 9/01/21 .........................................         5,000,000         5,250,750
                                                                                                                  --------------
                                                                                                                     106,435,503
                                                                                                                  --------------
   MASSACHUSETTS 3.8%
   Massachusetts State GO,
        Consolidated Loan, Series A, 7.50%, 6/01/04 ........................................         7,500,000         8,060,250
        Refunding, Series B, 6.50%, 8/01/08 ................................................         5,900,000         6,566,051
   Massachusetts State Health and Educational Facilities Authority Revenue,
        Melrose-Wakefield Hospital, Refunding, Series B, ETM, 6.35%, 7/01/06 ...............         1,100,000         1,181,301
        Notre Dame Health Care Center, Series A, 7.875%, 10/01/22 ..........................         2,310,000         2,384,359
        Sisters Providence Health System, Series A, Pre-Refunded, 6.50%, 11/15/08 ..........         1,000,000         1,073,760
        Sisters Providence Health System, Series A, Pre-Refunded, 6.625%, 11/15/22 .........        12,050,000        12,993,877
   Massachusetts State HFA,
        HDA, Series D, FGIC Insured, 6.875%, 11/15/21 ......................................         5,250,000         5,469,398
        Housing Projects, Refunding, Series A, 6.30%, 10/01/13 .............................        25,635,000        26,558,885
        Housing Projects, Refunding, Series A, 6.375%, 4/01/21 .............................        24,750,000        25,343,505
        Housing Revenue, SF, Series 41, 6.30%, 12/01/14 ....................................         6,190,000         6,519,184
        Housing Revenue, SF, Series 41, 6.35%, 6/01/17 .....................................         5,695,000         5,936,525
        Series C, FGIC Insured, 6.90%, 11/15/21 ............................................         9,715,000        10,164,124
        Series D, FGIC Insured, 6.80%, 11/15/12 ............................................           250,000           261,375
   Massachusetts State Industrial Finance Agency Health Care Facilities Revenue, Jewish
     Geriatric Services Inc., Series B,
        5.375%, 5/15/17 ....................................................................         1,965,000         1,839,260
        5.50%, 5/15/27 .....................................................................         5,000,000         4,638,800
        Pre-Refunded, 7.00%, 4/01/22 .......................................................         5,000,000         5,331,350
   Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
        5.65%, 10/01/17 ....................................................................         2,295,000         2,255,664
        5.70%, 10/01/27 ....................................................................         7,375,000         7,215,774
   Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project, MBIA
     Insured, 5.75%, 7/01/39 ...............................................................        11,750,000        11,640,843
   Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
        Series A, MBIA Insured, 5.00%, 1/01/37 .............................................        77,130,000        68,678,866
        sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ......................        21,350,000        19,446,648
   Massachusetts State Water Pollution Abatement Trust Revenue, Massachusetts Water Revenue
     Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 ............................         6,500,000         6,562,075
   Plymouth County COP, Series A, Pre-Refunded, 7.00%, 4/01/12 .............................        10,000,000        10,662,700
                                                                                                                  --------------
                                                                                                                     250,784,574
                                                                                                                  --------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN 1.3%
   Battle Creek Tax Increment Finance Authority, Pre-Refunded, 7.40%, 5/01/16 ..............    $    2,000,000    $    2,216,420
   Belding Area Schools GO, FGIC Insured,
        6.10%, 5/01/26 .....................................................................           810,000           839,954
        Pre-Refunded, 6.10%, 5/01/26 .......................................................         2,995,000         3,237,296
   Detroit GO,
        Refunding, Series B, 6.375%, 4/01/06 ...............................................         7,265,000         7,722,986
        Refunding, Series B, 6.25%, 4/01/09 ................................................           625,000           657,031
        Self-Insurance, Series A, 5.70%, 5/01/02 ...........................................         2,250,000         2,274,008
        Series A, Pre-Refunded, 6.70%, 4/01/10 .............................................         4,550,000         4,975,971
   Detroit/Wayne County Stadium Authority, FGIC Insured, 5.25%, 2/01/27 ....................         4,235,000         3,998,729
   Jackson County Building Authority, 5.60%, 5/01/30 .......................................         4,145,000         4,115,363
   Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding, Series A,
     6.25%, 5/15/27 ........................................................................         2,000,000         1,746,800
   Michigan State Building Authority Revenue, Series II, 6.25%, 10/01/20 ...................        15,650,000        16,103,537
   Michigan State HDA,
        Limited Obligation Revenue, Fraser Woods Project, FSA Insured, 6.625%, 9/15/19 .....         2,500,000         2,616,800
        Rental Housing Revenue, Refunding, Series A, 6.60%, 4/01/12 ........................         4,730,000         4,938,877
        SFMR, Series A, 6.45%, 12/01/14 ....................................................         1,875,000         1,962,206
   Michigan State Hospital Finance Authority Revenue,
        Ascension Health Credit, Refunding, Series A, MBIA Insured, 6.125%, 11/15/23 .......        18,000,000        18,481,140
        Henry Ford Health, Refunding, Series A, 5.25%, 11/15/25 ............................         4,000,000         3,457,800
        Presbyterian Villages Obligation Group, 5.70%, 1/01/01 .............................           310,000           309,836
        Presbyterian Villages Obligation Group, 5.80%, 1/01/02 .............................           355,000           354,102
        Presbyterian Villages Obligation Group, 5.90%, 1/01/03 .............................           325,000           323,541
        Presbyterian Villages Obligation Group, 6.00%, 1/01/04 .............................           390,000           387,313
        Presbyterian Villages Obligation Group, 6.375%, 1/01/15 ............................           275,000           256,182
        Presbyterian Villages Obligation Group, 6.40%, 1/01/15 .............................         1,000,000           933,770
        Presbyterian Villages Obligation Group, 6.50%, 1/01/25 .............................         3,500,000         3,202,290
                                                                                                                  --------------
                                                                                                                      85,111,952
                                                                                                                  --------------
   MINNESOTA 2.1%
   Cloquet PCR, Potlach Corp. Projects, Refunding, 5.90%, 10/01/26 .........................         9,100,000         8,604,232
   Dakota County Housing RDA, Limited Annual Appropriation Tax and Revenue, Development
     Housing Facilities Project,
        7.25%, 1/01/01 .....................................................................           695,000           696,334
        7.50%, 1/01/06 .....................................................................         3,930,000         3,976,060
        8.00%, 1/01/07 .....................................................................         1,605,000         1,607,520
   Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 .......         6,000,000         5,324,220
   International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 ........         3,500,000         3,116,120
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Series A,
     FGIC Insured, 5.75%, 1/01/32 ..........................................................         5,000,000         5,060,950
   Minneapolis CDA and St. Paul Housing RDA, Homeownership Mortgage Revenue, Joint Housing
     Program, FGIC Insured, 9.875%, 12/01/15 ...............................................             5,000             5,002
   Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
     Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .................        25,810,000        25,863,427
   Minnesota State HFA, SFM, Series D-1,
        6.45%, 7/01/11 .....................................................................         3,065,000         3,198,236
        6.50%, 1/01/17 .....................................................................         1,180,000         1,221,477

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured, 5.95%,
     10/20/33 ..............................................................................    $   11,075,000    $   11,240,904
   Red Wing Housing RDA, Jordan Tower II Project, Pre-Refunded, 7.00%, 1/01/19 .............         1,500,000         1,570,155
   Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 ....        21,500,000        20,881,445
   Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA Secured, 5.95%, 10/20/33          8,565,000         8,693,304
   St. Louis Park EDA, Tax Increment Revenue, FGIC Insured, Pre-Refunded, 8.40%, 9/01/09 ...         6,000,000         6,308,160
   St. Paul Port Authority IDR,
        Bandana Square, Series C, 7.70%, 12/01/00 ..........................................           230,000           229,821
        Bandana Square, Series C, 7.70%, 12/01/01 ..........................................           255,000           252,863
        Bandana Square, Series C, 7.70%, 12/01/02 ..........................................           270,000           266,587
        Bandana Square, Series C, 7.70%, 12/01/07 ..........................................         1,690,000         1,418,400
        Bandana Square, Series C, 7.80%, 12/01/12 ..........................................         2,500,000         1,973,325
        Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/01 ..............................           550,000           546,860
        Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/02 ..............................           595,000           588,217
        Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/03 ..............................           640,000           629,338
        Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/04 ..............................           685,000           670,266
        Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/05 ..............................           740,000           724,260
        Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/06 ..............................           795,000           775,387
        Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/07 ..............................           855,000           831,231
        Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/08 ..............................           915,000           886,910
        Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/09 ..............................           670,000           647,220
        Common Bond Fund, Fort Road Medical Center, Refunding, Series C, 7.95%, 9/01/01 ....           140,000           139,021
        Common Bond Fund, Fort Road Medical Center, Refunding, Series C, 7.95%, 9/01/02 ....           155,000           153,146
        Common Bond Fund, Fort Road Medical Center, Refunding, Series C, 7.95%, 9/01/10 ....         1,705,000         1,396,446
        Common Bond Fund, Ideal Security Hardware Corp., Refunding, Series F, 8.00%,
          12/01/01 .........................................................................           105,000           104,111
        Common Bond Fund, Ideal Security Hardware Corp., Refunding, Series F, 8.00%,
          12/01/02 .........................................................................           115,000           113,529
        Common Bond Fund, Ideal Security Hardware Corp., Refunding, Series F, 8.00%,
          12/01/12 .........................................................................         1,790,000         1,412,775
   Washington County Housing and RDAR,
        Orleans Apartments Project, Series A, 8.25%, 7/01/21 ...............................         3,000,000         3,051,450
        Pooled Housing and Redevelopment, Refunding, 7.20%, 1/01/22 ........................         5,885,000         6,118,105
        Raymie Johnson Apartments Project, Pre-Refunded, 7.70%, 12/01/19 ...................         5,210,000         5,491,027
                                                                                                                  --------------
                                                                                                                     135,787,841
                                                                                                                  --------------
   MISSISSIPPI 1.3%
   Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ..........        36,500,000        33,218,285
   Jackson County Environmental Improvement Revenue, International Paper Company Project,
     6.70%, 5/01/24 ........................................................................         3,500,000         3,610,390
   Mississippi Business Finance Corp. PCR,
        System Energy Resource Inc. Project, 5.875%, 4/01/22 ...............................        40,000,000        36,697,200
        System Energy Resource Inc. Project, Refunding, 5.90%, 5/01/22 .....................         8,250,000         7,591,650
   Mississippi State Educational Facilities Authority Revenue, Private Nonprofit
     Institutions of Higher Learning, Tougaloo College Project, Series A, 6.50%, 6/01/18 ...         2,210,000         2,229,802
                                                                                                                  --------------
                                                                                                                      83,347,327
                                                                                                                  --------------
   MISSOURI .3%
   Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
     Health Midwest, Series B, MBIA Insured, 6.25%, 2/15/12 ................................         5,000,000         5,189,200

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MISSOURI (CONT.)
   Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
     Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 .....................................    $    6,500,000    $    5,976,620
   St. Louis Parking Facilities Revenue, Pre-Refunded, 6.625%, 12/15/21 ....................         6,000,000         6,368,520
   Taney County IDA, Hospital Revenue, The Skaggs Community Hospital Association, 5.40%,
     5/15/28 ...............................................................................         4,000,000         3,198,000
                                                                                                                  --------------
                                                                                                                      20,732,340
                                                                                                                  --------------
   MONTANA .7%
   Forsyth County PCR,
        Puget Sound Power and Light Co. Project, AMBAC Insured, 6.80%, 3/01/22 .............        10,000,000        10,454,400
        The Montana Power Co. Colstrip Project, Refunding, Series A, 6.125%, 5/01/23 .......         3,250,000         3,250,618
        The Montana Power Co., Refunding, Series B, MBIA Insured, 5.90%, 12/01/23 ..........        20,385,000        20,768,034
   Montana State Board of Housing SFM, Refunding,
        Series A, 6.50%, 12/01/22 ..........................................................         2,835,000         2,907,009
        Series B-1, 6.25%, 12/01/21 ........................................................         6,720,000         6,940,282
   Montana State Health Facilities Authority Revenue, Montana Developmental Center Project,
     6.40%, 6/01/19 ........................................................................         2,000,000         2,041,120
                                                                                                                  --------------
                                                                                                                      46,361,463
                                                                                                                  --------------
   NEBRASKA .1%
   Nebraska Investment Finance Authority Revenue, ETM, 7.00%, 11/01/09 .....................         5,255,000         5,333,089
                                                                                                                  --------------

   NEVADA 3.8%
   Churchill County Health Care Facilities Revenue, Western Health Network, Series A,
     MBIA Insured, 6.25%, 1/01/14 ..........................................................         2,000,000         2,091,980
   Clark County IDR,
        Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 .....................        10,000,000         8,961,000
        Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 .....................        12,500,000        12,927,250
        Nevada Power Co. Project, Series A, 5.90%, 11/01/32 ................................         2,600,000         2,326,454
        Southwest Gas Corp., Series A, 6.50%, 12/01/33 .....................................        10,000,000         9,972,300
        Southwest Gas Corp., Series A, 7.30%, 9/01/27 ......................................        18,080,000        18,787,651
        Southwest Gas Corp., Series B, 7.50%, 9/01/32 ......................................        62,470,000        65,238,670
   Director of State Department of Business and Industry Revenue, Las Vegas Monorail
     Project, First Tier, AMBAC Insured, 5.625%,
        1/01/32 ............................................................................        20,000,000        19,780,800
        1/01/34 ............................................................................        15,000,000        14,787,900
   Henderson Health Care Facilities Revenue, Catholic Healthcare West, Series A, 5.25%,
     7/01/18 ...............................................................................        23,685,000        19,779,344
   Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A, AMBAC Insured,
     6.30%, 7/01/22 ........................................................................         4,500,000         4,658,580
   Nevada Housing Division,
        MFHR, Series B, FNMA Insured, 6.55%, 10/01/25 ......................................         5,405,000         5,670,331
        SF Program, FI/GML, Series A, 8.30%, 10/01/19 ......................................         1,555,000         1,620,046
        SF Program, FI/GML, Series A-2, 8.375%, 10/01/19 ...................................           820,000           828,061
        SF Program, Refunding, Series A-1, 6.25%, 10/01/26 .................................         3,560,000         3,648,181
        SF Program, Refunding, Series C-2, FHA Insured, 6.75%, 10/01/26 ....................         7,175,000         7,433,372
   Nevada State GO,
        Colorado River Commission Revenue, Series 1994, Pre-Refunded, 6.50%, 7/01/24 .......        15,915,000        17,095,734
        Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17 .............        10,275,000        10,717,133

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEVADA (CONT.)
   Reno RDA, Tax Allocation,
        Downtown Redevelopment Project, Series D, Pre-Refunded, 7.625%, 9/01/16 ............    $    4,255,000    $    4,407,755
        Downtown Redevelopment Project, Series D, Pre-Refunded, 7.625%, 9/01/16 ............         4,035,000         4,178,202
        Refunding, Series A, 6.20%, 6/01/18 ................................................         3,000,000         3,029,670
   Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%,
     12/01/14 ..............................................................................         5,000,000         5,198,200
   Washoe County Hospital Facility Revenue, Washoe Medical Center Inc. Project, Series A,
     AMBAC Insured, 6.25%, 6/01/13 .........................................................         9,295,000         9,785,962
                                                                                                                  --------------
                                                                                                                     252,924,576
                                                                                                                  --------------
   NEW HAMPSHIRE 1.5%
   Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
     6/20/33 ...............................................................................         6,055,000         6,262,384
   New Hampshire Higher Education and Health Facilities Authority Revenue,
        New Hampshire Catholic Charities, 5.80%, 8/01/22 ...................................         1,000,000           839,510
        Rivier College, 5.60%, 1/01/28 .....................................................         4,590,000         4,194,617
        St. Joseph Hospital, 7.50%, 1/01/16 ................................................         2,300,000         2,346,782
        The Hitchcock Clinic, MBIA Insured, 6.00%, 7/01/27 .................................         4,275,000         4,364,262
   New Hampshire State HFA,
        MFHR, Series 1, 7.10%, 1/01/14 .....................................................         4,920,000         5,060,810
        SFMR, Series E, 6.75%, 7/01/19 .....................................................         4,490,000         4,700,806
        SFMR, Series E, 6.80%, 7/01/25 .....................................................         3,455,000         3,597,035
   New Hampshire State IDAR, Pollution Control, Public Service Co. of New Hampshire
     Project,
        Series A, 7.65%, 5/01/21 ...........................................................         6,870,000         7,038,521
        Series B, 7.50%, 5/01/21 ...........................................................        50,690,000        51,921,767
        Series C, 7.65%, 5/01/21 ...........................................................         7,450,000         7,632,749
                                                                                                                  --------------
                                                                                                                      97,959,243
                                                                                                                  --------------
   NEW JERSEY .7%
   Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
        Series 1, 6.00%, 1/01/19 ...........................................................         2,100,000         2,042,250
        Series 1, 6.00%, 1/01/29 ...........................................................         5,000,000         4,768,750
        Series 2, 6.125%, 1/01/19 ..........................................................         2,000,000         1,972,500
        Series 2, 6.125%, 1/01/29 ..........................................................         5,000,000         4,850,000
   New Jersey EDA, Lease Revenue, International Center for Public Health Project,
     University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ...................         5,000,000         5,195,250
   New Jersey Health Care Facilities Financing Authority Revenue, Cathedral Health
     Services, Pre-Refunded, 7.25%, 2/15/21 ................................................         3,975,000         4,085,624
   New Jersey State Turnpike Authority Turnpike Revenue, Series A, MBIA Insured,
        5.60%, 1/01/22 .....................................................................         7,500,000         7,558,125
        5.50%, 1/01/25 .....................................................................        13,000,000        12,930,190
                                                                                                                  --------------
                                                                                                                      43,402,689
                                                                                                                  --------------
   NEW MEXICO .5%
   Farmington PCR, Public Service Co. of New Mexico, Refunding, Series A, AMBAC Insured,
     6.375%, 12/15/22 ......................................................................        10,435,000        10,751,076
   Lordsburg PCR, Phelps Dodge Corp. Project, Refunding, 6.50%, 4/01/13 ....................        17,000,000        17,602,990
   New Mexico Mortgage Finance Authority SFM Program, Refunding, Series A, 6.85%, 7/01/10 ..         1,660,000         1,725,022
                                                                                                                  --------------
                                                                                                                      30,079,088
                                                                                                                  --------------




FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK 16.7%
   MTA Commuter Facilities Revenue, Series A,
        5.25%, 7/01/28 .....................................................................    $    5,000,000    $    4,622,950
        6.125%, 7/01/29 ....................................................................        15,040,000        15,460,368
        FGIC Insured, 6.00%, 7/01/16 .......................................................         8,950,000         9,431,600
   MTA Dedicated Tax Fund Revenue, Series A,
        FGIC Insured, 6.00%, 4/01/30 .......................................................        12,500,000        12,972,250
        MBIA Insured, 5.25%, 4/01/26 .......................................................        11,125,000        10,513,681
   MTA Transit Facilities Revenue,
        Refunding, Series M, 6.00%, 7/01/14 ................................................        18,210,000        18,781,794
        Series A, FSA Insured, 6.00%, 7/01/16 ..............................................         3,630,000         3,825,330
        Series A, FSA Insured, 5.625%, 7/01/27 .............................................        10,800,000        10,630,548
        Service Contract, Refunding, Series 8, 5.375%, 7/01/21 .............................        15,000,000        14,376,150
   MTA Transportation Facilities Revenue, Series A, 6.00%, 7/01/24 .........................         5,000,000         5,111,250
   Nassau County GO,
        Improvement, Series F, 6.625%, 3/01/08 .............................................         7,325,000         7,925,797
        Water Utility Improvements, Series F, 6.625%, 3/01/07 ..............................         7,070,000         7,610,643
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranty, FSA Insured,
     5.75%, 8/01/29 ........................................................................        10,000,000        10,062,700
   New Rochelle IDA, Civic Facilities Revenue, College of New Rochelle Project,
     Pre-Refunded, 6.625%, 7/01/12 .........................................................         1,245,000         1,311,769
   New York City GO,
        Refunding, Series B, 6.20%, 8/15/06 ................................................         1,500,000         1,609,260
        Refunding, Series E, 6.00%, 8/01/26 ................................................         2,765,000         2,824,752
        Refunding, Series F, 6.00%, 8/01/13 ................................................        14,000,000        14,755,020
        Refunding, Series H, 6.25%, 8/01/15 ................................................        13,035,000        13,919,164
        Refunding, Series H, 6.125%, 8/01/25 ...............................................        65,785,000        68,002,612
        Refunding, Series J, 6.00%, 8/01/21 ................................................        28,260,000        29,030,368
        Series A, 6.125%, 8/01/06 ..........................................................        14,140,000        15,016,539
        Series A, 6.20%, 8/01/07 ...........................................................        20,515,000        21,831,653
        Series A, 6.25%, 8/01/08 ...........................................................         4,390,000         4,677,633
        Series A, 7.75%, 8/15/14 ...........................................................            40,000            41,543
        Series A, 6.25%, 8/01/16 ...........................................................         3,280,000         3,379,187
        Series A, Pre-Refunded, 6.125%, 8/01/06 ............................................           360,000           384,750
        Series A, Pre-Refunded, 6.20%, 8/01/07 .............................................         1,295,000         1,387,346
        Series A, Pre-Refunded, 7.75%, 8/15/13 .............................................         4,810,000         5,009,615
        Series A, Pre-Refunded, 7.75%, 8/15/14 .............................................           205,000           213,508
        Series A, Pre-Refunded, 6.25%, 8/01/16 .............................................         1,720,000         1,797,830
        Series A, Pre-Refunded, 7.75%, 8/15/17 .............................................         3,285,000         3,421,328
        Series A, Pre-Refunded, 8.00%, 8/15/20 .............................................             5,000             5,215
        Series B, 8.25%, 6/01/02 ...........................................................             5,000             5,185
        Series B, 7.50%, 2/01/04 ...........................................................        10,000,000        10,505,000
        Series B, 8.25%, 6/01/05 ...........................................................         1,000,000         1,146,410
        Series B, 6.30%, 8/15/08 ...........................................................        22,360,000        24,013,969
        Series B, 6.125%, 8/01/09 ..........................................................        11,510,000        12,166,530
        Series B, 6.375%, 8/15/10 ..........................................................        17,170,000        18,433,712
        Series B, 7.50%, 10/01/12 ..........................................................            40,000            40,776
        Series B, 7.00%, 2/01/19 ...........................................................         9,825,000        10,219,769
        Series B, 6.00%, 8/15/26 ...........................................................         1,670,000         1,706,222

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City GO, (cont.)
        Series B, ETM, 8.00%, 6/01/01 ......................................................    $    3,000,000    $    3,063,390
        Series B, Pre-Refunded, 8.25%, 6/01/02 .............................................         4,495,000         4,662,124
        Series B, Pre-Refunded, 6.30%, 8/15/08 .............................................         4,515,000         4,893,312
        Series B, Pre-Refunded, 6.375%, 8/15/10 ............................................         4,570,000         4,967,544
        Series B, Pre-Refunded, 6.75%, 10/01/15 ............................................            50,000            52,857
        Series B, Pre-Refunded, 6.75%, 10/01/17 ............................................         1,300,000         1,375,504
        Series B, Pre-Refunded, 7.00%, 2/01/19 .............................................         5,175,000         5,411,860
        Series B, Pre-Refunded, 6.00%, 8/15/26 .............................................           330,000           357,707
        Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16..............................         3,000,000         3,291,000
        Series B-1, Pre-Refunded, 7.30%, 8/15/11 ...........................................         8,000,000         8,844,000
        Series C, Pre-Refunded, 7.25%, 8/15/24 .............................................         3,540,000         3,622,022
        Series C, Sub Series C-1, 7.00%, 8/01/18 ...........................................            25,000            26,283
        Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/17..............................         1,930,000         2,043,040
        Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/18..............................         1,680,000         1,778,398
        Series D, 7.30%, 2/01/01 ...........................................................           380,000           382,664
        Series D, 8.00%, 8/01/16 ...........................................................             5,000             5,195
        Series D, 6.00%, 2/15/25 ...........................................................        18,710,000        19,070,168
        Series D, ETM, 7.30%, 2/01/01 ......................................................         4,620,000         4,653,218
        Series D, Pre-Refunded, 8.25%, 8/01/11 .............................................           160,000           166,950
        Series D, Pre-Refunded, 8.25%, 8/01/12 .............................................        11,125,000        11,608,270
        Series D, Pre-Refunded, 8.25%, 8/01/13 .............................................         7,750,000         8,086,660
        Series D, Pre-Refunded, 8.25%, 8/01/14 .............................................         4,340,000         4,526,880
        Series D, Pre-Refunded, 7.625%, 2/01/15 ............................................         9,000,000         9,484,830
        Series D, Pre-Refunded, 7.50%, 2/01/16 .............................................         5,000,000         5,261,900
        Series D, Pre-Refunded, 8.00%, 8/01/16 .............................................            45,000            46,873
        Series D, Pre-Refunded, 7.50%, 2/01/17 .............................................        12,000,000        12,628,560
        Series D, Pre-Refunded, 8.00%, 8/01/17 .............................................           100,000           104,163
        Series D, Pre-Refunded, 8.00%, 8/01/18 .............................................            50,000            52,082
        Series D, Pre-Refunded, 8.00%, 8/01/19 .............................................            30,000            31,249
        Series D, Pre-Refunded, 8.00%, 8/15/21 .............................................            15,000            15,645
        Series D, Pre-Refunded, 6.00%, 2/15/25 .............................................         1,920,000         2,045,242
        Series E, 5.75%, 2/15/09 ...........................................................         5,295,000         5,517,920
        Series E, 6.50%, 12/01/12 ..........................................................            20,000            20,030
        Series E, Pre-Refunded, 6.00%, 8/01/26 .............................................           235,000           254,634
        Series F, 8.20%, 11/15/04 ..........................................................            85,000            89,525
        Series F, Pre-Refunded, 8.20%, 11/15/04 ............................................         5,250,000         5,532,765
        Series F, Pre-Refunded, 6.50%, 2/15/07 .............................................         8,050,000         8,730,145
        Series F, Pre-Refunded, 6.50%, 2/15/08 .............................................         7,540,000         8,177,055
        Series F, Pre-Refunded, 6.60%, 2/15/10 .............................................        16,000,000        17,413,600
        Series F, Pre-Refunded, 8.25%, 11/15/15 ............................................         2,000,000         2,108,720
        Series F, Pre-Refunded, 8.25%, 11/15/17 ............................................         2,500,000         2,635,900
        Series G, 6.00%, 10/15/26 ..........................................................        15,160,000        15,528,236
        Series G, Pre-Refunded, 6.00%, 10/15/26 ............................................           175,000           190,705
        Series H, 7.10%, 2/01/12 ...........................................................           210,000           219,131

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City GO, (cont.)
        Series H, 7.00%, 2/01/16 ...........................................................    $      215,000    $      223,826
        Series H, Pre-Refunded, 7.10%, 2/01/12 .............................................         2,790,000         2,921,018
        Series H, Pre-Refunded, 7.20%, 2/01/14 .............................................        10,000,000        10,481,600
        Series H, Pre-Refunded, 7.00%, 2/01/16 .............................................         3,785,000         3,958,239
        Series H-1, 6.125%, 8/01/11 ........................................................         4,900,000         5,157,054
        Series H-1, Pre-Refunded, 6.125%, 8/01/09 ..........................................           240,000           256,500
        Series H-1, Pre-Refunded, 6.125%, 8/01/11 ..........................................           100,000           106,875
        Series I, 6.25%, 4/15/13 ...........................................................        18,245,000        19,538,023
        Series I, 6.25%, 4/15/27 ...........................................................         3,185,000         3,316,222
        Series I, Pre-Refunded, 6.25%, 4/15/13 .............................................        18,365,000        20,176,156
        Series I, Pre-Refunded, 6.25%, 4/15/27 .............................................         3,815,000         4,191,235
   New York City IDA, IDR, Brooklyn Navy Yard Cogeneration Partners,
        5.65%, 10/01/28 ....................................................................         5,000,000         4,560,800
        5.75%, 10/01/36 ....................................................................         5,750,000         5,233,880
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
        Series A, 7.10%, 6/15/12 ...........................................................           895,000           917,196
        Series A, 7.00%, 6/15/15 ...........................................................         4,980,000         5,112,219
        Series A, 5.75%, 6/15/30 ...........................................................         8,000,000         8,075,840
        Series A, Pre-Refunded, 7.10%, 6/15/12 .............................................         1,560,000         1,602,354
        Series B, 5.75%, 6/15/29 ...........................................................        15,000,000        15,118,350
        Series B, MBIA Insured, 5.75%, 6/15/26 .............................................         3,000,000         3,011,220
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
        Refunding, Series C, 5.50%, 11/01/20 ...............................................         5,000,000         4,993,950
        Refunding, Series C-A, 5.50%, 11/01/24 .............................................         4,200,000         4,166,820
        Series B, 6.00%, 11/15/29 ..........................................................        10,000,000        10,448,700
   New York City Transportation Authority MTA, Triborough COP, Series A, AMBAC Insured,
     5.40%, 1/01/19 ........................................................................        15,000,000        14,861,850
   New York State Dormitory Authority Lease Revenue GO, Court Facilities, 6.00%, 5/15/39            16,000,000        16,428,480
   New York State Dormitory Authority Revenue,
        City University General Resources, Series 2, MBIA Insured, Pre-Refunded, 6.25%,
          7/01/19 ..........................................................................         4,000,000         4,243,280
        City University System Consolidated, Third, Series 1, 5.25%, 7/01/25 ...............        10,000,000         9,319,600
        City University System, Third General, 6.00%, 7/01/20 ..............................        16,860,000        17,263,460
        City University System, Third General, Series 2, 6.00%, 7/01/26 ....................         5,500,000         5,607,580
        City University System, Third General, Series 2, Pre-Refunded, 6.00%, 7/01/26 ......        14,150,000        15,337,893
        Interfaith Medical Center, Series D, 5.40%, 2/15/28 ................................         8,000,000         7,584,400
        Mental Health Services Facilities, Series A, 6.00%, 8/15/17 ........................        18,000,000        18,711,900
        Mental Health Services Facilities, Series A, 5.75%, 2/15/27 ........................         5,000,000         5,012,550
        Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 ...............         5,000,000         4,785,200
        State University Educational Facilities, 5.125%, 5/15/21 ...........................         9,000,000         8,367,930
        Upstate Community Colleges, Series A, 5.00%, 7/01/28 ...............................        10,000,000         8,852,100
   New York State Energy Research and Development Authority Electric Facilities Revenue,
        Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 ...................         8,500,000         8,694,905
        Long Island Light, Series A, Pre-Refunded, 7.15%, 2/01/22 ..........................         1,500,000         1,587,675
        Series A, 7.15%, 6/01/20 ...........................................................        12,885,000        13,377,465
        Series A, Pre-Refunded, 7.15%, 6/01/20 .............................................         4,615,000         4,884,747

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State HFA, Service Contract Obligation Revenue,
        Refunding, Series C, 5.875%, 9/15/14 ...............................................    $    4,675,000    $    4,778,598
        Refunding, Series C, 5.50%, 9/15/22 ................................................        17,505,000        16,857,665
        Series A, 6.375%, 9/15/14 ..........................................................            25,000            26,335
        Series A, 6.375%, 9/15/16 ..........................................................         3,785,000         3,979,776
        Series A, Pre-Refunded, 6.375%, 9/15/14 ............................................         3,130,000         3,396,801
        Series A, Pre-Refunded, 6.50%, 3/15/25 .............................................        10,000,000        11,039,700
        Series C, 6.125%, 3/15/20 ..........................................................        25,500,000        26,028,870
   New York State HFAR,
        Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 ..............        14,070,000        14,671,633
        Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ........         5,475,000         5,746,451
        Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 .......         4,230,000         4,385,326
   New York State Medical Care Facilities Finance Agency Revenue,
        Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%, 2/15/34 .         6,610,000         6,881,208
        Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 ...........         7,600,000         8,320,480
        The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.375%, 8/15/24 ..        12,500,000        13,549,125
   New York State Tollway Authority Service Contract Revenue, Local Highway and Bridge,
        5.75%, 4/01/16 .....................................................................        13,200,000        13,462,284
        Pre-Refunded, 6.25%, 4/01/14 .......................................................        11,600,000        12,608,736
   New York State Urban Development Corp. Revenue,
        Correctional Capital Facilities, Series 5, 6.10%, 1/01/12 ..........................         7,685,000         8,098,760
        Youth Facilities, 6.00%, 4/01/17 ...................................................        11,720,000        12,165,594
   Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, 5.50%, 1/01/30        15,000,000        14,721,000
   TSASC Inc. New York, TFABS, Series 1, 6.25%,
        7/15/27 ............................................................................        19,630,000        19,501,620
        7/15/34 ............................................................................        17,375,000        17,156,423
   Warren and Washington Counties IDAR, Adirondack Resource Recovery Project, Refunding,
     Series A, 7.90%, 12/15/07 .............................................................         3,900,000         3,925,779
                                                                                                                  --------------
                                                                                                                   1,106,950,938
                                                                                                                  --------------
   NORTH CAROLINA 4.0%
   Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
        5.90%, 1/15/16 .....................................................................         7,010,000         7,140,807
        Pre-Refunded, 5.90%, 1/15/16 .......................................................         2,890,000         3,105,999
   Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc.,
     Refunding, 5.25%, 10/01/24 ............................................................         6,000,000         5,245,800
   North Carolina Eastern Municipal Power Agency Power System Revenue,
        Refunding, Series A, 6.50%, 1/01/17 ................................................        25,700,000        26,018,166
        Refunding, Series A, 5.75%, 1/01/26 ................................................        65,350,000        60,259,889
        Refunding, Series B, 6.25%, 1/01/12 ................................................         6,875,000         6,999,988
        Refunding, Series B, 6.00%, 1/01/14 ................................................        14,000,000        14,044,520
        Refunding, Series B, 6.00%, 1/01/22 ................................................         1,250,000         1,210,625
        Refunding, Series B, 6.25%, 1/01/23 ................................................        39,030,000        38,886,760
        Refunding, Series B, 5.75%, 1/01/24 ................................................        35,140,000        32,554,750
        Refunding, Series D, 6.75%, 1/01/26 ................................................         5,000,000         5,136,200
        Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ..................................         4,000,000         4,097,920

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA (CONT.)
   North Carolina Eastern Municipal Power Agency Power System Revenue, (cont.)
        Refunding, Series B, MBIA Insured, 5.75%, 12/01/16 .................................    $   14,420,000    $   14,050,560
        Series B, 6.00%, 1/01/05 ...........................................................         1,355,000         1,394,986
        Series D, 5.875%, 1/01/13 ..........................................................         5,790,000         5,794,748
        Series D, 6.70%, 1/01/19 ...........................................................         2,000,000         2,081,980
   North Carolina Medical Care Commission Hospital Revenue, Mission St. Joseph's Health
     System Project, MBIA Insured, 5.125%, 10/01/28 ........................................         5,000,000         4,626,650
   North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
        5.75%, 1/01/15 .....................................................................        12,435,000        12,163,171
        6.25%, 1/01/17 .....................................................................         9,720,000         9,810,882
   University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 .......         5,000,000         4,621,500
   Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co., 6.90%,
     4/01/09 ...............................................................................         5,000,000         5,098,100
                                                                                                                  --------------
                                                                                                                     264,344,001
                                                                                                                  --------------
   NORTH DAKOTA .3%
   Ellendale MFHR, Ellendale Manor Apartments Project, 9.75%, 7/01/16 ......................           238,000           238,350
   Mercer County PCR, Basin Electric Power Corp.,
        Refunding, Second Series, AMBAC Insured, 6.05%, 1/01/19 ............................         9,130,000         9,417,412
        Series E, 7.00%, 1/01/19 ...........................................................        11,195,000        11,463,904
   Wahpeton MFHR, Evergreen Apartments Project, 9.75%, 7/01/16 .............................           619,000           621,266
                                                                                                                  --------------
                                                                                                                      21,740,932
                                                                                                                  --------------
   OHIO 1.6%
   Cuyahoga County Hospital Facilities Revenue, Canton Inc., Project, 7.50%, 1/01/30 .......        17,100,000        17,901,306
   Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
     Refunding,
        Series A, 5.625%, 2/01/18 ..........................................................         6,000,000         5,323,200
        Series E, 6.05%, 10/01/09 ..........................................................         4,000,000         3,975,320
        Series F, 6.05%, 10/01/09 ..........................................................         2,750,000         2,733,033
   Franklin County Convention Facilities Authority Tax and Lease Revenue, Anticipation
     Bonds, MBIA Insured, 5.00%, 12/01/27 ..................................................         7,500,000         6,876,225
   Hamilton County Hospital Facilities Revenue, Children's Hospital Medical Center,
     Series G, MBIA Insured, 5.00%, 5/15/23 ................................................        10,000,000         9,088,700
   Montgomery County Health Systems Revenue,
        Franciscan Facility, Series B-2, 8.10%, 7/01/01 ....................................           500,000           503,975
        Series B-2, 8.10%, 7/01/18 .........................................................         3,705,000         4,235,260
        Series B-2, Pre-Refunded, 8.10%, 7/01/18 ...........................................         8,295,000         9,827,584
   Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
     Refunding,
        5.50%, 12/01/10 ....................................................................         1,300,000         1,365,299
        5.60%, 12/01/11 ....................................................................         1,000,000         1,057,510
        5.65%, 12/01/12 ....................................................................           925,000           981,573
   Ohio State Air Quality Development Authority Revenue, Dayton Power and Light Co. ........
     Project, Refunding, 6.10%, 9/01/30 ....................................................        12,000,000        11,966,040
   Ohio State EDR, Good Samaritan Medical Center, Series 1990-3, 7.875%, 12/01/10 ..........         1,360,000         1,388,002
   Ohio State Solid Waste Disposal Revenue, USG Corp. Project, 5.65%, 3/01/33 ..............         5,330,000         4,438,025
   Ohio State Water Development Authority Revenue, Dayton Power, Refunding, Series A,
     6.40%, 8/15/27 ........................................................................         3,250,000         3,347,240

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   University of Akron General Receipts, FGIC Insured, 5.75%, 1/01/29 ......................    $   11,305,000    $   11,451,513
   University of Cincinnati COP, University Center Project, MBIA Insured, 5.125%, 6/01/24 ..        10,500,000         9,890,370
                                                                                                                  --------------
                                                                                                                     106,350,175
                                                                                                                  --------------
   OKLAHOMA .9%
   Oklahoma State Turnpike Authority Turnpike Revenue, First Senior, 7.875%, 1/01/21 .......           610,000           618,998
   Stillwater Medical Center Authority Revenue,
        Series A, 6.10%, 5/15/09 ...........................................................         3,440,000         3,338,451
        Series B, 6.35%, 5/15/12 ...........................................................         1,220,000         1,190,805
        Series B, 6.50%, 5/15/19 ...........................................................         3,390,000         3,294,063
   Tulsa County Home Finance Authority Mortgage Revenue, Series D, GNMA Secured, 6.95%,
     12/01/22 ..............................................................................           310,000           320,614
   Tulsa County Municipal Airport Revenue, American Airlines Inc.,
        7.35%, 12/01/11 ....................................................................         4,000,000         4,174,480
        6.25%, 6/01/20 .....................................................................        18,530,000        18,119,931
        7.375%, 12/01/20 ...................................................................        11,000,000        11,235,070
   Tulsa County Parking Authority, Series B,
        6.90%, 12/01/07 ....................................................................         3,000,000         3,177,990
        7.00%, 12/01/14 ....................................................................         5,500,000         5,764,495
   Tulsa Housing Assistance Corp. Revenue, First Lien, Refunding, 6.80%, 7/01/11 ...........         2,740,000         2,835,873
   Tulsa Industrial Authority Hospital Revenue, St. John Medical Center Project, Series A,
     6.25%, 2/15/14 ........................................................................         2,000,000         2,152,080
   Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
     6.00%, 8/15/14 ........................................................................         4,000,000         3,748,280
                                                                                                                  --------------
                                                                                                                      59,971,130
                                                                                                                  --------------
   OREGON .6%
   Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, MBIA
     Insured, 5.00%, 8/15/24 ...............................................................         3,655,000         3,386,467
   Oregon State Department of Administrative Services COP, Series A, AMBAC Insured, 6.00%,
     5/01/26 ...............................................................................        10,000,000        10,435,200
   Oregon State EDR, Georgia Pacific Corp. Project,
        Refunding, Series 183, 5.70%, 12/01/25 .............................................         3,500,000         3,155,810
        Series CLVII, 6.35%, 8/01/25 .......................................................         5,500,000         5,431,745
   Salem-Keizer GO, School District No. 24J, 5.00%, 6/01/19 ................................        15,055,000        14,135,140
                                                                                                                  --------------
                                                                                                                      36,544,362
                                                                                                                  --------------
   PENNSYLVANIA 3.6%
   Allegheny County Hospital Development Authority Revenue, Health System, Series A, 6.50%,
     11/15/30 ..............................................................................        10,000,000        10,609,000
   Allegheny County IDAR, Environmental Improvement,
        6.70%, 12/01/20 ....................................................................         5,250,000         5,356,995
        USX Corp., Refunding, 5.50%, 12/01/29 ..............................................        10,000,000         8,801,100
   Berks County GO, AMBAC Insured, 5.00%, 11/15/25 .........................................         5,000,000         4,533,750
(b)Butler Area School District GO, FGIC Insured, 5.60%, 4/01/28 ............................         5,000,000         4,978,900
   Cambria County HDA, Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding,
     Series B, Connie Lee Insured, Pre-Refunded,
        6.30%, 7/01/08 .....................................................................         9,600,000        10,049,664
        6.375%, 7/01/18 ....................................................................        10,740,000        11,255,735
   Delaware County IDAR, Philadelphia Electric, Refunding, Series 1991, 7.375%, 4/01/21 ....         6,500,000         6,710,470
   Delaware River Port Authority PA & NJ, Delaware River Bridges Revenue, FSA Insured,
     5.75%,
        1/01/22 ............................................................................         8,500,000         8,662,860
        1/01/26 ............................................................................        10,000,000        10,170,000

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC
     Insured, 5.60%, 7/01/17 ...............................................................    $    5,000,000    $    5,130,750
   Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding, Series A,
     MBIA Insured, 6.15%, 8/01/29 ..........................................................         4,000,000         4,124,000
   Montgomery County IDA, Retirement Community Revenue, Act Retirement-Life Communities,
     5.25%, 11/15/28 .......................................................................         2,500,000         2,106,425
   Pennsylvania EDA,
        Financing Authority Revenue, MacMillan, LP Project, Pre-Refunded, 7.60%, 12/01/20 ..         5,000,000         5,697,750
        Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%, 12/01/15 ...        13,500,000        13,955,625
   Pennsylvania HFA,
        Rental Housing, Refunding, FGIC Insured, 6.40%, 7/01/12 ............................        10,590,000        10,997,080
        SFM, Series 1991, 7.15%, 4/01/15 ...................................................         3,635,000         3,727,765
   Pennsylvania State Financial Authority Revenue, Municipal Capital Improvements Program,
     Refunding, 6.60%, 11/01/09 ............................................................        33,280,000        35,500,109
   Philadelphia Gas Works Revenue,
        1st Series A, FSA Insured, 5.00%, 7/01/26 ..........................................         5,000,000         4,537,000
        13th Series, Pre-Refunded, 7.70%, 6/15/21 ..........................................         2,850,000         2,963,658
        14th Series A, Pre-Refunded, 6.375%, 7/01/26 .......................................         1,210,000         1,286,448
        Refunding, 14th Series, 6.375%, 7/01/26 ............................................         2,740,000         2,762,167
   Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 ...........................................         5,000,000         4,583,700
   Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage,
   North Philadelphia Health Systems, Series A, FHA Insured,
        5.30%, 1/01/18 .....................................................................         3,330,000         3,143,054
        5.35%, 1/01/23 .....................................................................         5,780,000         5,401,641
        5.375%, 1/01/28 ....................................................................         3,765,000         3,513,159
   Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Temple
     University Hospital, 5.875%, 11/15/23 .................................................         5,000,000         4,203,050
   Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%, 9/01/29 ....        15,000,000        14,068,950
   Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 ....................        10,040,000        10,711,074
   Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
     5.125%, 2/01/35 .......................................................................        15,000,000        13,664,550
   Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
     AMBAC Insured, 6.15%, 12/01/29 ........................................................         5,000,000         5,430,250
                                                                                                                  --------------
                                                                                                                     238,636,679
                                                                                                                  --------------
   RHODE ISLAND 1.5%
   Providence GO, Special Obligation Tax Increment, Series A, 7.65%, 6/01/16 ...............         9,900,000        10,758,033
   Rhode Island Clean Water Financing Agency Revenue, Safe Drinking Water Providence,
     Series A, AMBAC Insured, 6.70%, 1/01/15 ...............................................         2,200,000         2,382,358
   Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
        Series 2, 7.75%, 4/01/22 ...........................................................            55,000            55,896
        Series 10-A, 6.50%, 10/01/22 .......................................................        20,200,000        20,800,748
        Series 10-A, 6.50%, 4/01/27 ........................................................        13,085,000        13,409,770
        Series 13, 6.70%, 10/01/15 .........................................................         7,400,000         7,801,154
        Series 13, 6.85%, 4/01/27 ..........................................................           425,000           430,032
        Series 15-A, 6.85%, 10/01/24 .......................................................        15,000,000        15,650,850
        Series 17-A, 6.25%, 4/01/17 ........................................................         2,320,000         2,403,938
        Series 17-A, 6.375%, 10/01/26 ......................................................         2,720,000         2,806,986

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   RHODE ISLAND (CONT.)
   Rhode Island Port Authority and EDC Revenue, Shepard Building Project, Series B, AMBAC
     Insured, Pre-Refunded, 6.75%, 6/01/25 .................................................    $    3,000,000    $    3,268,680
   Rhode Island State Health and Educational Building Corp. Revenue,
        Health Facilities, Saint Antoine, Series B, 6.125%, 11/15/29 .......................         8,400,000         8,337,756
        Health Facilities, Tockwotton Home, Pre-Refunded, 7.25%, 4/15/17 ...................         3,000,000         3,172,440
        St. Antoine Residence, 6.70%, 11/15/12 .............................................         2,320,000         2,504,394
        St. Antoine Residence, 6.75%, 11/15/18 .............................................         2,750,000         2,972,420
                                                                                                                  --------------
                                                                                                                      96,755,455
                                                                                                                  --------------
   SOUTH CAROLINA .7%
   Berkeley County School District COP, Berkeley School Facilities Group Inc., AMBAC
     Insured, Pre-Refunded, 6.30%, 2/01/16 .................................................         1,800,000         1,924,416
   Piedmont Municipal Power Agency Electric Revenue, Refunding,
        6.60%, 1/01/21 .....................................................................        10,645,000        10,642,658
        Series A, 5.75%, 1/01/24 ...........................................................         3,150,000         2,907,702
        Series A, AMBAC Insured, 6.55%, 1/01/16 ............................................         7,340,000         7,339,853
        Series A, AMBAC Insured, 5.75%, 1/01/24 ............................................         5,050,000         5,049,596
   Richland County PCR, Union Camp Corp. Project, Refunding, Series C, 6.55%, 11/01/20 .....         3,000,000         3,035,580
   South Carolina Public Service Authority Revenue, Refunding, Series A, AMBAC Insured,
     6.375%, 7/01/21 .......................................................................        12,765,000        13,159,439
                                                                                                                  --------------
                                                                                                                      44,059,244
                                                                                                                  --------------
   SOUTH DAKOTA .2%
   Lawrence County PCR, Black Hills Power and Light Co. Project, Refunding, 6.70%, 6/01/10..         5,000,000         5,198,750
   South Dakota HDA Revenue, Homeownership Mortgage,
        Series A, 6.30%, 5/01/17 ...........................................................         2,155,000         2,236,179
        Series D, 6.65%, 5/01/14 ...........................................................         3,315,000         3,492,783
        Series G, 7.125%, 5/01/14 ..........................................................         3,405,000         3,614,952
                                                                                                                  --------------
                                                                                                                      14,542,664
                                                                                                                  --------------
   TENNESSEE .8%
   Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health
     Initiatives, Refunding, Series A, 5.00%, 12/01/18 .....................................         2,150,000         1,907,265
   Hamilton County IDB, MFHR, Patten Towers Apartments, Series A,
        6.125%, 8/01/05 ....................................................................         2,110,000         2,171,296
        6.30%, 8/01/07 .....................................................................         1,000,000         1,039,900
   Johnson City Health and Educational Facilities Board Hospital Revenue, Refunding,
     First Mortgage Mountain States Health, Series A, MBIA Insured, 6.00%, 7/01/21 .........         7,000,000         7,193,550
   Knox County Health, Educational and Housing Facilities Board MFHR, East Towne Village
     Project, GNMA Secured, 8.20%, 7/01/28 .................................................         4,660,000         4,758,606
   Memphis-Shelby County Airport Authority Special Facilities and Project Revenue, Federal
     Express Corp.,
        7.875%, 9/01/09 ....................................................................        14,690,000        15,394,386
        6.75%, 9/01/12 .....................................................................         6,520,000         6,758,828
   Metropolitan Government of Nashville and Davidson County Health and Educational
     Facilities Board Revenue, Multi-Modal Health Facility, Asset Guaranty, 5.50%, 5/01/23..           970,000           925,496
   (c)Metropolitan Government of Nashville and Davidson County IDBR, Osco Treatment Inc.,
     Refunding and Improvement, 6.00%, 5/01/03 .............................................         5,000,000         3,000,000
   Metropolitan Nashville Airport Authority Revenue, Series C, FGIC Insured, 6.60%,
     7/01/15 ...............................................................................         1,940,000         2,005,708

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TENNESSEE (CONT.)
   Shelby County Health Educational and Housing Facilities Board Hospital Revenue, MBIA
     Insured, 5.00%, 4/01/18 ...............................................................    $    5,000,000    $    4,700,600
   Tennessee HDA, Homeownership Program, Series 1992, 6.80%, 7/01/17 .......................         1,990,000         2,064,784
   Tennessee State Local Development Authority Revenue, Community Provider Pooled Loan
     Program, Pre-Refunded, 6.45%, 10/01/14 ................................................         2,275,000         2,463,757
                                                                                                                  --------------
                                                                                                                      54,384,176
                                                                                                                  --------------
   TEXAS 6.0%
   Austin Utility System Revenue,
        Refunding, FGIC Insured, 6.25%, 5/15/16 ............................................         7,755,000         8,135,073
        Series A, Pre-Refunded, 8.00%, 11/15/16 ............................................        18,100,000        18,444,081
   Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health
     Services, Refunding, FSA Insured, ETM,
        6.00%, 11/15/15 ....................................................................         4,500,000         4,834,215
        6.10%, 11/15/23 ....................................................................         8,300,000         9,039,613
   Bexar County HFC, MFHR, Sunpark Apartments Project, 6.875%, 12/01/12 ....................         1,665,000         1,711,903
   Bexar Metropolitan Water District Water Works Systems Revenue, Refunding, MBIA Insured,
     5.875%, 5/01/22 .......................................................................         2,860,000         2,900,755
   Brazos River Authority PCR, Texas Utilities Electric Co. Project, Collateralized,
     Refunding, Series C, 5.55%, 6/01/30 ...................................................        20,000,000        17,734,600
   Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue, American
     Airlines Inc.,
        Pre-Refunded, 8.00%, 11/01/24 ......................................................        99,000,000       100,980,000
        Refunding, 6.00%, 11/01/14 .........................................................        29,400,000        29,098,650
        Refunding, Series B, 6.05%, 5/01/29 ................................................         5,000,000         5,074,450
        Refunding, Series C, 6.15%, 5/01/29 ................................................         6,100,000         6,214,314
   El Paso HFC, SFMR, Refunding, Series A, 8.75%, 10/01/11 .................................         2,525,000         2,637,817
   Fort Worth Higher Education Financial Corp. Higher Education Revenue, Texas Christian
     University Project, 5.00%, 3/15/27 ....................................................         4,000,000         3,625,160
   Grand Prairie Health Facilities Development Corp., Dallas/Fort Worth Medical Center
     Project, Refunding, AMBAC Insured, 6.875%, 11/01/10 ...................................         2,700,000         2,809,215
   Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, UXS Corp.
     Projects, Refunding, 5.50%, 9/01/17 ...................................................         3,250,000         2,978,788
   Harris County IDR, Marine Terminal Revenue, Refunding, 6.95%, 2/01/22 ...................        20,250,000        20,920,275
   Houston Water and Sewer System Revenue,
        Junior lien, Refunding, Series D, FGIC Insured, 5.00%, 12/01/25 ....................         9,710,000         8,832,410
        Series B, 6.375%, 12/01/14 .........................................................        21,000,000        21,945,420
   Joshua ISD, Refunding, Series B, 6.125%, 2/15/26 ........................................            20,000            20,024
   Lower Neches Valley Authority IDC Revenue, Mobil Oil Refunding Corp., Refunding, 5.55%,
     3/01/33 ...............................................................................         2,500,000         2,391,450
   Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%, 12/01/17 .....         1,000,000         1,036,010
   Matagorda County Navigation District No. 1 PCR,
        Central Power and Light Co. Project, Refunding, Series E, MBIA Insured, 6.10%,
          7/01/28 ..........................................................................        16,500,000        16,627,545
        Central Power and Light Co. Project, Refunding, 6.00%, 7/01/28 .....................        19,200,000        18,892,608
   Matagorda County Navigation District No. 1 Revenue, PCR, Collateralized, Houston
    Lighting and Power Co., Refunding, Series A, AMBAC Insured, 6.70%, 3/01/27 .............         5,500,000         5,738,590
   Mesquite HFC, SFMR, Series 1983, 10.75%, 9/01/14 ........................................           330,000           331,224
   North Central Health Facility Development Corp. Revenue, Texas Health Resources System,
     Series B, MBIA Insured, 5.125%, 2/15/22 ...............................................         5,985,000         5,563,237
   Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project,
     Refunding, Series A, 5.60%, 4/01/18 ...................................................         4,500,000         3,657,240

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TEXAS (CONT.)
   Port Corpus Christi IDC Revenue, Valero, Refunding,
        Series B, 5.40%, 4/01/18 ...........................................................    $    4,000,000    $    3,617,360
        Series C, 5.40%, 4/01/18 ...........................................................         6,000,000         5,325,780
   Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
     12/01/22 ..............................................................................        13,000,000        11,575,980
   Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of
     Oklahoma, Central Power and Light Co., Refunding, MBIA Insured, 6.00%, 6/01/20 ........         5,000,000         5,156,100
   Sabine River Authority PCR,
        Southwestern Electric Power Co., Refunding, MBIA Insured, 6.10%, 4/01/18 ...........         4,000,000         4,159,040
        Texas Utilities Electric Co. Project, Collateralized, Refunding, FGIC Insured,
          6.55%, 10/01/22 ..................................................................         7,700,000         8,011,619
   San Antonio Water Revenue, senior lien, MBIA Insured,
        6.50%, 5/15/10 .....................................................................         2,620,000         2,740,101
        Pre-Refunded, 6.50%, 5/15/10 .......................................................           175,000           186,137
        Pre-Refunded, 6.50%, 5/15/10 .......................................................         1,440,000         1,511,064
   Tarrant County Health Facilities Development Corp. Health Services Revenue, Health
     Resources System, Series A, MBIA Insured, 5.00%, 2/15/26 ..............................        10,000,000         8,957,000
   Texas Water Development Board Revenue, State Revolving Fund, 6.00%, 7/15/13 .............         2,500,000         2,595,575
   Travis County HFC, SFMR, Refunding, Series A, 6.95%, 10/01/27 ...........................         3,415,000         3,587,150
   Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center
     Project,
        Series A, MBIA Insured, 5.50%, 11/01/17 ............................................         1,735,000         1,733,092
        Series D, FSA Insured, 5.375%, 11/01/27 ............................................        14,400,000        13,664,160
                                                                                                                  --------------
                                                                                                                     394,994,825
                                                                                                                  --------------
   U.S. TERRITORIES 1.7%
   District of Columbia GO, Series E, MBIA Insured,
        6.00%, 6/01/13 .....................................................................         3,845,000         3,987,688
        Pre-Refunded, 6.00%, 6/01/13 .......................................................           155,000           163,201
   District of Columbia HFA, MFHR, Refunding, Series A, FHA Insured,
        7.10%, 9/01/12 .....................................................................         1,830,000         1,890,134
        7.15%, 3/01/24 .....................................................................         6,575,000         6,770,738
   District of Columbia Hospital Revenue, Washington Hospital Center Corp., Series A,
     Pre-Refunded, 9.00%, 1/01/08 ..........................................................         3,370,000         3,460,720
   District of Columbia Redevelopment Land Agency Washington D.C. Sports Arena Special
     Tax Revenue, 5.625%, 11/01/10 .........................................................           740,000           744,248
   District of Columbia Revenue, Catholic University of America, Connie Lee Insured,
     6.45%, 10/01/23 .......................................................................         5,265,000         5,628,496
   Guam Airport Authority Revenue, Series B,
        6.60%, 10/01/10 ....................................................................           325,000           344,991
        6.70%, 10/01/23 ....................................................................         1,000,000         1,058,040
   Guam Government Limited Obligation Highway Revenue, Refunding, Series A, FSA Insured,
     6.30%, 5/01/12 ........................................................................           280,000           292,320
   Guam Power Authority Revenue, Series A, 5.25%, 10/01/23 .................................           200,000           187,584
   Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.85%,
     3/15/28 ...............................................................................           990,000           979,031
   Puerto Rico Commonwealth GO,
        AMBAC Insured, 5.40%, 7/01/25 ......................................................           250,000           248,295
        Pre-Refunded, 6.50%, 7/01/23 .......................................................           250,000           272,618
        Public Improvement, Refunding, 5.75%, 7/01/17 ......................................           250,000           257,363

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
        Series A, 5.00%, 7/01/38 ...........................................................    $    2,500,000    $    2,240,375
        Series Y, 5.50%, 7/01/26 ...........................................................         1,150,000         1,132,808
        Series Y, 5.00%, 7/01/36 ...........................................................        59,000,000        53,472,290
        Series Y, 5.50%, 7/01/36 ...........................................................         7,000,000         6,891,850
   Puerto Rico Commonwealth Urban Renewal and Housing Corp. Commonwealth Appropriation,
     Refunding, 7.875%, 10/01/04 ...........................................................         2,445,000         2,477,959
   Puerto Rico Electric Power Authority Revenue,
        Series R, Pre-Refunded, 6.25%, 7/01/17 .............................................           100,000           104,798
        Series T, 5.50%, 7/01/20 ...........................................................           400,000           399,968
        Series X, 5.50%, 7/01/25 ...........................................................           200,000           196,540
   Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
     First Portfolio, 6.25%, 4/01/29 .......................................................           130,000           134,138
   Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
     Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ..............................           350,000           365,694
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Industrial Revenue,
        Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .......................................           850,000           756,347
        Teacher's Retirement System Revenue, Series B, 5.50%, 7/01/21 ......................           250,000           250,290
   Puerto Rico PBA, Public Education and Health Facilities, Refunding, Series M, 5.75%,
     7/01/15 ...............................................................................           900,000           917,946
   University of Puerto Rico Revenue, Series M, MBIA Insured, 5.25%, 6/01/25 ...............           285,000           274,332
   Virgin Islands PFA Revenue,
        senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .................         1,400,000         1,315,300
        senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .................         6,485,000         5,974,955
        senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ................         1,900,000         1,757,557
        sub. lien, Fund Loan Notes, Refunding, Series D, 5.50%, 10/01/01 ...................         1,755,000         1,760,318
        sub. lien, Fund Loan Notes, Refunding, Series D, 5.50%, 10/01/02 ...................         1,700,000         1,702,346
        sub. lien, Fund Loan Notes, Refunding, Series D, 5.50%, 10/01/03 ...................         1,850,000         1,852,849
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
     7/01/18 ...............................................................................           500,000           463,855
                                                                                                                  --------------
                                                                                                                     110,727,982
                                                                                                                  --------------
   UTAH .7%
   Carbon County Solid Waste Disposal Revenue, Laidlaw Inc. Project, Refunding, Series A,
     7.50%, 2/01/10 ........................................................................         5,050,000         4,953,848
   Intermountain Power Agency Power Supply Revenue, Refunding, Series A,
        6.15%, 7/01/14 .....................................................................         8,775,000         9,301,237
        Pre-Refunded, 6.15%, 7/01/14 .......................................................        16,225,000        17,379,084
   Salt Lake County College Revenue,
        Westminster College Project, 5.70%, 10/01/17 .......................................         1,000,000           973,510
        Westminster College Project, 5.75%, 10/01/27 .......................................         1,000,000           947,640
        Westminster College Project, 5.625%, 10/01/28 ......................................         3,305,000         3,070,543
   Utah State HFA,
        Refunding, Series A, FNMA Insured, 6.50%, 5/01/19 ..................................         2,945,000         3,019,626
        SFM, Refunding, 6.80%, 1/01/12 .....................................................           370,000           384,863
        SFM, Series B, 6.55%, 7/01/19 ......................................................         1,215,000         1,266,042
        SFM, Series B, 6.55%, 7/01/26 ......................................................         2,205,000         2,281,469

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   UTAH (CONT.)
   Utah State HFA, (cont.)
        SFM, Series C-1, 6.80%, 7/01/12 ....................................................    $      115,000    $      119,582
        SFM, Series C-1, 8.375%, 7/01/19 ...................................................           155,000           156,065
        SFM, Series E-1, 6.65%, 7/01/20 ....................................................           850,000           884,357
                                                                                                                  --------------
                                                                                                                      44,737,866
                                                                                                                  --------------
   VERMONT .3%
   Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
     Series A, AMBAC Insured, 6.125%, 12/01/27 .............................................        13,000,000        13,557,050
   Vermont HFA, SFHR, Series 5, 7.00%, 11/01/27 ............................................         9,140,000         9,473,701
                                                                                                                  --------------
                                                                                                                      23,030,751
                                                                                                                  --------------
   VIRGINIA .6%
   Danville IDA, Hospital Revenue,
        Danville Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/24 ......         5,840,000         6,307,726
        Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/19 ...............         5,885,000         6,356,330
   Henrico County IDA, Public Facilities Lease Revenue, Regional Jail Project, 6.00%,
     8/01/15 ...............................................................................         7,250,000         7,687,103
   Henrico County Water and Sewer Revenue, Refunding, 5.00%, 5/01/22 .......................         4,875,000         4,511,764
   Lynchburg IDA, Healthcare Facilities Revenue, Centra Health, Refunding, 5.20%, 1/01/28 ..         1,400,000         1,265,978
   Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%,
     7/01/18 ...............................................................................         2,000,000         1,935,540
   Newport News GO, Series B, 5.00%, 3/01/19 ...............................................         3,550,000         3,311,440
   Portsmouth IDAR, Hotel Conference Center and Parking, FSA Insured, 5.00%, 4/01/29 .......         4,000,000         3,671,080
   Virginia State HDA, Commonwealth Mortgage, Series C, Sub Series C-6, 6.25%, 1/01/15 .....         5,120,000         5,250,458
                                                                                                                  --------------
                                                                                                                      40,297,419
                                                                                                                  --------------
   WASHINGTON 2.8%
   Aberdeen GO, Series A, MBIA Insured, 5.80%, 12/01/12 ....................................           100,000           102,395
   Bellevue Water and Sewer Revenue, Refunding, 5.875%, 7/01/10 ............................           100,000           103,597
   Bellingham Housing Authority Revenue,
        Cascade Meadows Project, Pre-Refunded, 7.10%, 11/01/23 .............................           200,000           218,208
        Pacific Rim and Cascade Meadows Project, Refunding, MBIA Insured, 5.20%, 11/01/27 ..           200,000           181,840
   Chelan County PUD No. 1,
        Chelan Hydro Consolidated System Revenue, Series A, 5.65%, 7/01/32 .................         5,000,000         4,835,200
        Consolidated Revenue, Chelan Hydroelectric Division I Project, Series A, FSA
          Insured, 5.25%, 7/01/33 ..........................................................           200,000           180,908
   Clark County Sewer Revenue, MBIA Insured, 5.70%, 12/01/16 ...............................           200,000           203,478
   Conservation and Renewable Energy System Revenue, Washington Conservation Project,
     6.50%, 10/01/14 .......................................................................           400,000           425,588
   Douglas County PUD No. 1 Electric Systems Revenue, MBIA Insured, 6.00%, 1/01/15 .........           100,000           104,217
   Federal Way GO, Refunding, 5.85%, 12/01/21 ..............................................           100,000           100,580
   Grant County PUD No. 2,
        Priest Rapids Hydroelectric Revenue, Second Series, Series B, MBIA Insured, 5.875%,
          1/01/26 ..........................................................................           100,000           101,301
        Wanapum Hydroelectric Revenue, Refunding, Second Series, Series A, MBIA Insured,
          5.20%, 1/01/23 ...................................................................           250,000           233,760
   King County GO,
        Sewer District, 5.875%, 1/01/15 ....................................................           100,000           103,333
        Sewer, Refunding, Series C, 6.25%, 1/01/32 .........................................         8,715,000         9,075,888
   King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 ...........           175,000           179,953
   King County School District No. 400, Mercer Island, 5.90%, 12/01/15 .....................           100,000           103,249
   King County School District No. 412, Shoreline, Pre-Refunded, 6.10%, 6/01/13 ............           100,000           106,040

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   WASHINGTON (CONT.)
   King County School District No. 415, Kent, FSA Insured, 5.875%, 6/01/16 .................    $      200,000    $      205,966
   Lewis County PUD No. 1, Cowlitz Falls Hydroelectric Project Revenue, 6.00%, 10/01/24 ....           200,000           200,636
   Pierce County EDC, Solid Waste Revenue,
        Occidental Petroleum Corp., 5.80%, 9/01/29 .........................................         4,375,000         3,923,850
        Steilacoom, Refunding, 6.60%, 8/01/22 ..............................................        32,480,000        33,504,744
   Pierce County Sewer Revenue, 5.70%, 2/01/17 .............................................           100,000           101,027
   Pilchuck Development Public Corp. Special Facilities Airport Revenue, Tramco Project,
     B.F. Goodrich, 6.00%, 8/01/23 .........................................................           800,000           774,856
   Port Moses Lake Public Corp., Union Carbide Corp.,
        7.50%, 8/01/04 .....................................................................         2,100,000         2,103,339
        7.875%, 8/01/06 ....................................................................         1,000,000         1,012,050
   Port of Seattle Revenue, Series B,
        6.00%, 11/01/17 ....................................................................           180,000           182,626
        Pre-Refunded, 6.00%, 11/01/17 ......................................................            20,000            20,543
   Seatac GO, MBIA Insured, Pre-Refunded, 6.50%, 12/01/13 ..................................         3,210,000         3,449,402
   Seattle Housing Authority Low Income Housing Assistance Revenue, Kin On Project, 7.40%,
     11/20/36 ..............................................................................            99,000           110,833
   Seattle Municipality Metropolitan Sewer Revenue, Refunding, Series V, 6.20%, 1/01/32 ....         9,880,000        10,011,602
   Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 .............................           300,000           277,275
   Snohomish County GO, MBIA Insured, 5.90%, 12/01/15 ......................................           100,000           102,353
   Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 ......................           200,000           207,200
   Snohomish County PUD No. 1 Electric Revenue, Generation System, Refunding, FGIC Insured,
     6.00%, 1/01/18 ........................................................................           200,000           204,104
   Snohomish County PUD No. 1 Water Revenue, 5.85%, 11/01/17 ...............................           100,000           100,158
   Snohomish County USD No. 6 GO, 6.50%, 12/01/11 ..........................................         7,000,000         7,929,110
   Spokane County GO, Refunding, 6.00%, 12/01/14 ...........................................           130,000           136,180
   Spokane County Water District No. 3 Water Revenue, Refunding, 5.90%, 1/01/14 ............           100,000           100,077
   Sunnyside GO, MBIA Insured, 6.10%, 12/01/14 .............................................           100,000           103,412
   Tacoma Electric System Revenue, Refunding, FGIC Insured, 6.25%, 1/01/15 .................           200,000           209,014
   Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 .....................................           300,000           300,246
   Tacoma Refuse Utility Revenue, AMBAC Insured, Pre-Refunded, 7.00%, 12/01/19 .............           100,000           110,764
   University of Washington Alumni Association Lease Revenue, Medical Center Roosevelt II,
     FSA Insured, 6.30%, 8/15/14 ...........................................................         4,500,000         4,709,385
   Washington State COP, Office Building Project, Series A, MBIA Insured, 6.00%, 4/01/12 ...           100,000           102,414
   Washington State Health Care Facilities Authority Revenue,
        Children's Hospital and Regional Medical Center, FSA Insured, 5.00%, 10/01/28 ......           600,000           538,560
        Multicare Health Systems, MBIA Insured, 5.00%, 8/15/22 .............................           250,000           228,885
        Providence Services, MBIA Insured, 5.50%, 12/01/26 .................................         6,000,000         5,806,200
   Washington State Higher Education Facilities Authority Revenue, Pacific Lutheran
     University Project, Refunding, Connie Lee Insured, 5.70%, 11/01/26 ....................           200,000           198,658
   Washington State Housing Finance Commission SF Program,
        Series 1A-1, GNMA Secured, 6.25%, 6/01/16 ..........................................           100,000           103,589
        Series 1A-3, GNMA Secured, 6.15%, 12/01/15 .........................................           200,000           206,956
        Series 2N, GNMA Secured, 6.05%, 12/01/16 ...........................................           100,000           103,647
        Series 3A, GNMA Secured, 5.75%, 12/01/28 ...........................................           195,000           191,001
   Washington State Housing Finance Commission SFMR, MBS Program, Series A, GNMA Secured,
     7.05%, 7/01/22 ........................................................................            30,000            31,433
   Washington State Motor Vehicle Fuel Tax GO, Series D, 6.00%, 9/01/20 ....................           240,000           246,437

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   WASHINGTON (CONT.)
   Washington State Public Power Supply System Revenue,
        Nuclear Project No. 1, Refunding, Series A, 6.05%, 7/01/12 .........................    $   35,355,000    $   36,931,479
        Nuclear Project No. 1, Refunding, Series A, MBIA Insured, 6.25%, 7/01/17 ...........        19,965,000        20,520,227
        Nuclear Project No. 2, Refunding, Series A, 6.00%, 7/01/09 .........................        18,330,000        19,152,834
        Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12 .........................         7,700,000         8,511,195
        Nuclear Project No. 2, Series A, 6.25%, 7/01/12 ....................................         3,200,000         3,329,536
                                                                                                                  --------------
                                                                                                                     182,653,338
                                                                                                                  --------------
   WEST VIRGINIA .7%
   Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project,
        6.50%, 4/01/25 .....................................................................         3,500,000         3,549,070
        Refunding, 5.40%, 5/01/25 ..........................................................        10,000,000         9,014,600
   Putnam County PCR, FMC Corp. Project, Refunding, 5.625%, 10/01/13 .......................         1,700,000         1,665,575
   Tyler County PCR, Union Carbide Corp., 7.625%, 8/01/05 ..................................         2,400,000         2,610,144
   West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 .........................        10,000,000         9,244,200
   West Virginia State Hospital Finance Authority Hospital Revenue, Logan General Hospital
     Project, Refunding and Improvement, 7.25%, 7/01/20 ....................................         7,000,000         5,969,600
   West Virginia State Housing Development Fund, Housing Finance, Series D,
        7.00%, 5/01/17 .....................................................................         6,000,000         6,229,320
        7.05%, 11/01/24 ....................................................................         9,000,000         9,325,350
                                                                                                                  --------------
                                                                                                                      47,607,859
                                                                                                                  --------------
   WISCONSIN 1.3%
   Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 ..............................         2,200,000         2,228,534
   Madison Industrial IDR, Madison Gas and Electric Co. Project, Series A, 6.75%, 4/01/27            4,220,000         4,399,645
   Wisconsin Housing and EDA, Homeownership Revenue,
        Refunding, Series A, 6.10%, 11/01/10 ...............................................         9,190,000         9,634,061
        Series 1, 6.75%, 9/01/15 ...........................................................        10,230,000        10,626,310
        Series 1, 6.75%, 9/01/17 ...........................................................         3,000,000         3,113,280
        Series A, 6.90%, 3/01/16 ...........................................................         1,985,000         2,108,666
        Series A, 6.45%, 3/01/17 ...........................................................         5,500,000         5,707,130
        Series A, 7.10%, 3/01/23 ...........................................................         3,935,000         4,070,443
        Series B, 7.05%, 11/01/22 ..........................................................         3,000,000         3,113,100
   Wisconsin State Health and Educational Facilities Authority Revenue,
        Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 ..............        21,050,000        20,078,964
        Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 .............................         1,500,000         1,328,700
        Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 .............................         3,000,000         2,601,960
        Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 .........................         6,500,000         6,846,970
        Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 .........................         7,500,000         7,783,125
                                                                                                                  --------------
                                                                                                                      83,640,888
                                                                                                                  --------------
   WYOMING .3%
   Wyoming CDA,
        Housing Revenue, Refunding, Series 6, 6.10%, 12/01/28 ..............................        11,540,000        11,767,569
        MFMR, Series A, 6.95%, 6/01/24 .....................................................         3,460,000         3,569,820

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   WYOMING (CONT.)
   Wyoming CDA, (cont.)
        MFMR, Series A, Pre-Refunded, 6.90%, 6/01/12 .......................................    $    1,320,000    $    1,365,434
        SFMR, Series G, 7.25%, 6/01/21 .....................................................           570,000           587,704
                                                                                                                  --------------
                                                                                                                      17,290,527
                                                                                                                  --------------
   TOTAL BONDS .............................................................................                       6,234,303,402
                                                                                                                  --------------
   ZERO COUPON/STEP-UP BONDS 3.5%
   Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
     Hospital Project, Series A, 12/01/22 ..................................................        11,040,000         8,197,310
   Chicago RMR, Refunding, Series B, MBIA Insured, 10/01/09 ................................         3,440,000         1,852,130
   Coldwater Community Schools, MBIA Insured, Pre-Refunded, 5/01/18 ........................         5,935,000         2,214,230
   Colorado Springs Airport Revenue, Series C,
        01/01/03 ...........................................................................         1,660,000         1,481,932
        01/01/05 ...........................................................................         1,610,000         1,289,320
        01/01/07 ...........................................................................         1,675,000         1,189,736
        01/01/08 ...........................................................................           800,000           534,928
        01/01/11 ...........................................................................         1,450,000           803,112
   Cook County GO, Community Consolidated School District No. 54, Schaumburg Township,
     Series B, FGIC Insured, Pre-Refunded,
        01/01/07 ...........................................................................         3,505,000         2,478,526
        01/01/08 ...........................................................................         4,800,000         3,176,256
        01/01/09 ...........................................................................         4,380,000         2,709,556
        01/01/10 ...........................................................................         5,760,000         3,339,245
   Director of State Department of Business and Industry Revenue, Las Vegas Monorail
     Project, AMBAC Insured,
        01/01/25 ...........................................................................         3,080,000           750,504
        01/01/26 ...........................................................................         3,815,000           874,703
        01/01/27 ...........................................................................         3,000,000           648,750
        01/01/28 ...........................................................................        13,315,000         2,708,404
        01/01/29 ...........................................................................         8,410,000         1,608,917
   Florida State Mid-Bay Bridge Authority Revenue, Series A, senior lien, AMBAC Insured,
        10/01/23 ...........................................................................         5,000,000         1,264,850
        10/01/24 ...........................................................................         3,000,000           714,720
   Foothill/Eastern Corridor Agency Toll Road Revenue,
        Capital Appreciation, Refunding, 01/15/24 ..........................................        65,000,000        15,038,400
        Convertible Capital Appreciation, Refunding, 01/15/23 ..............................        35,000,000        20,457,850
   Harrison Community Schools GO, AMBAC Insured, 5/01/20 ...................................         6,000,000         1,885,260
   Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A,
        08/15/07 ...........................................................................         1,640,000         1,170,058
        08/15/08 ...........................................................................         4,505,000         3,053,399
        08/15/09 ...........................................................................         4,580,000         2,940,223
        08/15/10 ...........................................................................         4,620,000         2,803,924
        08/15/13 ...........................................................................         6,825,000         3,427,993
        08/15/14 ...........................................................................         6,860,000         3,234,353
        08/15/16 ...........................................................................         7,005,000         2,898,389
        08/15/17 ...........................................................................         7,115,000         2,761,189

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc.,
     Series C, MBIA Insured, zero cpn to 10/01/05,
        6.05% thereafter, 10/01/19 .........................................................    $   11,080,000    $    8,345,567
        6.10% thereafter, 10/01/21 .........................................................         8,925,000         6,690,716
        6.15% thereafter, 10/01/23 .........................................................        16,945,000        12,702,989
   Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
        Capital Appreciation, Series A, FGIC Insured, 06/15/09 .............................         9,510,000         6,177,601
        Capital Appreciation, Series A, FGIC Insured, Pre-Refunded, ETM, 06/15/09 ..........         1,490,000           975,235
        McCormick Place Expansion Project, Series A, FGIC Insured, 06/15/10 ................         8,000,000         4,919,760
        McCormick Place Expansion Project, Series A, FGIC Insured, 06/15/11 ................         9,690,000         5,612,836
        McCormick Place Expansion Project, Series A, FGIC Insured, 06/15/12 ................           250,000           235,455
        McCormick Place Expansion Project, Series A, FGIC Insured, Pre-Refunded, 06/15/12 ..        11,550,000        11,086,845
        McCormick Place Exposition, Series A, FGIC Insured, 06/15/08 .......................         7,185,000         4,928,838
        McCormick Place Exposition, Series A, FGIC Insured, Pre-Refunded, 06/15/08 .........         1,315,000           907,455
   Miami-Dade County Special Obligation, sub. lien, Series B, MBIA Insured, 10/01/34 .......         5,500,000           695,915
   Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, 1/01/08 ............         5,250,000         3,696,420
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
        Refunding, Series A, 01/15/21 ......................................................        50,000,000        32,915,500
        senior lien, ETM, 01/01/23 .........................................................         7,000,000         2,036,370
   Shreveport Water and Sewer Revenue, Series B, FGIC Insured,
        12/01/07 ...........................................................................           490,000           321,950
        12/01/08 ...........................................................................         2,530,000         1,547,879
        12/01/09 ...........................................................................         4,080,000         2,326,253
        12/01/10 ...........................................................................         5,630,000         2,989,699
   University of Illinois Revenues, AMBAC Insured, 4/01/10 .................................        14,250,000         8,854,950
   Washington State Public Power Supply System Revenue, Nuclear Project No. 3, Refunding,
     Series B,
        07/01/12 ...........................................................................         6,400,000         3,430,400
        07/01/13 ...........................................................................        11,000,000         5,540,920
        07/01/14 ...........................................................................        15,000,000         7,091,209
                                                                                                                  --------------
   TOTAL ZERO COUPON/STEP-UP BONDS .........................................................                         231,538,929
                                                                                                                  --------------
   TOTAL LONG TERM INVESTMENTS (COST $6,317,486,851) .......................................                       6,465,842,331
                                                                                                                  --------------
(a)SHORT-TERM INVESTMENTS .8%
   Community Development Administration MF Development Revenue, Avalon Lea Apartments
     Project, Refunding, FNMA Insured, Weekly VRDN and Put, 4.25%, 6/15/26 .................           100,000           100,000
   Connecticut State Health and Education, Weekly VRDN and Put, 4.20%, 7/01/29 .............           300,000           300,000
   Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 4.55%, 11/01/15 ...............         2,000,000         2,000,000
   Jackson County Mississippi Pollution Control Revenue, Daily VRDN and Put, 4.60%, 6/01/23          9,250,000         9,250,000
   Metropolitan Nashville Airport Authority Special Facilities Revenue, American Airlines
     Project,
        Refunding, Series B, Daily VRDN and Put, 4.55%, 10/01/12 ...........................         3,100,000         3,100,000
        Series A, Daily VRDN and Put, 4.55%, 10/01/12 ......................................         3,100,000         3,100,000
   New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series C,
     FGIC Insured, Daily VRDN and Put, 4.55%,
        6/15/22 ............................................................................         3,700,000         3,700,000
        6/15/23 ............................................................................         2,000,000         2,000,000

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                                  PRINCIPAL
                                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
(a)SHORT-TERM INVESTMENTS (CONT.)
   New York State Energy Research and Development Authority PCR, New York State Electric
     and Gas, Daily VRDN and Put, 4.55%, 6/01/29 ...........................................    $    9,775,000    $    9,775,000
   Uinta County PCR, Chevron USA Inc. Project, Refunding, Daily VRDN and Put, 4.60%,
     8/15/20 ...............................................................................         9,600,000         9,600,000
   West Jefferson IDB, PCR, Alabama Power Co. Project, Refunding, Daily VRDN and Put,
     4.60%, 6/01/28 ........................................................................         9,000,000         9,000,000
                                                                                                                  --------------
   TOTAL SHORT-TERM INVESTMENTS (COST $51,925,000) .........................................                          51,925,000
                                                                                                                  --------------
   TOTAL INVESTMENTS (COST $6,369,411,851) 98.6% ...........................................                       6,517,767,331

   OTHER ASSETS, LESS LIABILITIES 1.4% .....................................................                          91,606,738
                                                                                                                  --------------
   NET ASSETS 100.0% .......................................................................                      $6,609,374,069
                                                                                                                  ==============

See glossary of terms on page 46.



(a) Variable rate demand notes (VRNDs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(c) See Note 6 regarding defaulted securities.

                       See notes to financial statements.                     45

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)



GLOSSARY OF TERMS
-------------------------------------------------------------------------------

AMBAC          -  American Municipal Bond Assurance Corp.
BIG            -  Bond Investors Guaranty Insurance Co.
CDA            -  Community Development Authority/Agency
COP            -  Certificate of Participation
CRDA           -  Community Redevelopment Authority/Agency
EDA            -  Economic Development Authority
EDC            -  Economic Development Corp.
EDR            -  Economic Development Revenue
ETM            -  Escrow to Maturity
FGIC           -  Financial Guaranty Insurance Co.
FHA            -  Federal Housing Authority/Agency
FI/GML         -  Federally Insured or Guaranteed Mortgage Loans
FNMA           -  Federal National Mortgage Association
FSA            -  Financial Security Assistance
GNMA           -  Government National Mortgage Association
GO             -  General Obligation
HDA            -  Housing Development Authority/Agency
HFA            -  Housing Finance Authority/Agency
HFAR           -  Housing Finance Authority/Agency Revenue
HFC            -  Housing Finance Corp.
HMR            -  Home Mortgage Revenue
IDA            -  Industrial Development Authority/Agency
IDAR           -  Industrial Development Authority Revenue
IDB            -  Industrial Development Board
IDBR           -  Industrial Development Board Revenue
IDC            -  Industrial Development Corp.
IDR            -  Industrial Development Revenue
ISD            -  Independent School District
LP             -  Limited Partnership
MBIA           -  Municipal Bond Investors Assurance Corp.
MBS            -  Mortgage-Backed Securities
MF             -  Multi-Family
MFHR           -  Multi-Family Housing Revenue
MFMR           -  Multi-Family Mortgage Revenue
MFR            -  Multi-Family Revenue
MTA            -  Metropolitan Transit Authority
PBA            -  Public Building Authority
PCFA           -  Pollution Control Financing Authority
PCR            -  Pollution Control Revenue
PFA            -  Public Financing Authority
PUD            -  Public Utility District
RDA            -  Redevelopment Authority/Agency
RDAR           -  Redevelopment Authority/Agency Revenue
RMR            -  Residential Mortgage Revenue
SF             -  Single Family
SFHR           -  Single Family Housing Revenue
SFM            -  Single Family Mortgage
SFMR           -  Single Family Mortgage Revenue
USD            -  Unified School District
VRDN           -  Variable Rate Demand Notes

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000 (UNAUDITED)


Assets:
 Investments in securities:
  Cost ...............................................................................     $6,369,411,851
                                                                                           ==============
  Value ..............................................................................      6,517,767,331
 Cash ................................................................................             97,544
 Receivables:
  Capital shares sold ................................................................          5,660,449
  Interest ...........................................................................        121,531,442
                                                                                           --------------
      Total assets ...................................................................      6,645,056,766
                                                                                           --------------
Liabilities:
 Payables:
  Investment securities purchased ....................................................         24,185,777
  Capital shares redeemed ............................................................          7,023,434
  Affiliates .........................................................................          3,487,606
  Shareholders .......................................................................            779,768
 Other liabilities ...................................................................            206,112
                                                                                           --------------
      Total liabilities ..............................................................         35,682,697
                                                                                           --------------
       Net assets, at value ..........................................................      $6,609,374,069
                                                                                           ==============
Net assets consist of:
 Undistributed net investment income .................................................      $   2,573,416
 Net unrealized appreciation .........................................................        148,355,480
 Accumulated net realized loss .......................................................        (48,406,491)
 Capital shares ......................................................................      6,506,851,664
                                                                                           --------------
      Net assets, at value ...........................................................     $6,609,374,069
                                                                                           ==============
CLASS A:
 Net asset value per share ($6,314,929,173 / 541,740,358 shares outstanding)* ........     $        11.66
                                                                                           ==============
 Maximum offering price per share (11.66 / 95.75%) ...................................     $        12.18
                                                                                           ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($84,909,916 / 7,287,971 shares outstanding)* ......................................     $        11.65
                                                                                           ==============
CLASS C:
 Net asset value per share ($209,534,980 / 17,981,748 shares outstanding)* ...........     $        11.65
                                                                                           ==============
 Maximum offering price per share (11.65 / 99.00%) ...................................     $        11.77
                                                                                           ==============

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)

Investment income:
 Interest ............................................................................       $206,622,454
                                                                                             ------------

Expenses:
 Management fees (Note 3) ............................................................         14,940,479
 Distribution fees (Note 3)
  Class A ............................................................................          2,581,681
  Class B ............................................................................            244,939
  Class C ............................................................................            662,064
 Transfer agent fees (Note 3) ........................................................          1,680,075
 Custodian fees ......................................................................             34,891
 Reports to shareholders .............................................................            159,985
 Registration and filing fees ........................................................            121,240
 Professional fees (Note 3) ..........................................................             90,300
 Directors' fees and expenses ........................................................             61,289
 Other ...............................................................................            119,695
                                                                                             ------------
      Total expenses .................................................................         20,696,638
                                                                                             ------------
       Net investment income .........................................................        185,925,816
                                                                                             ------------
Realized and unrealized gains (losses):
 Net realized loss from investments ..................................................           (446,759)
 Net unrealized appreciation on investments ..........................................        140,785,377
                                                                                             ------------
Net realized and unrealized gain .....................................................        140,338,618
                                                                                             ------------
Net increase in net assets resulting from operations .................................       $326,264,434
                                                                                             ============

                       See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)
AND THE YEAR ENDED APRIL 30, 2000

                                                                                  SIX MONTHS ENDED          YEAR ENDED
                                                                                  OCTOBER 31, 2000        APRIL 30, 2000
                                                                                  ----------------        ---------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................................   $   185,925,816        $   394,455,321
  Net realized loss from investments ...........................................          (446,759)           (47,663,825)
  Net unrealized appreciation (depreciation) on investments ....................       140,785,377           (494,853,639)
                                                                                  ----------------        ---------------
      Net increase (decrease) in net assets resulting from operations...........       326,264,434           (148,062,143)
Distributions to shareholders from:
  Net investment income:
   Class A .....................................................................      (178,976,987)          (382,450,278)
   Class B .....................................................................        (1,886,734)            (2,605,389)
   Class C .....................................................................        (5,184,190)           (10,680,321)
  Net realized gains:
   Class A .....................................................................                --             (4,251,999)
   Class B .....................................................................                --                (20,970)
   Class C .....................................................................                --               (130,567)
                                                                                  ----------------        ---------------
 Total distributions to shareholders ...........................................      (186,047,911)          (400,139,524)
 Capital share transactions: (Note 2)
   Class A .....................................................................      (140,368,966)          (320,895,503)
   Class B .....................................................................        17,124,333             41,612,034
   Class C .....................................................................         5,110,669              4,088,573
                                                                                  ----------------        ---------------
 Total capital share transactions ..............................................      (118,133,964)          (275,194,896)
      Net increase (decrease) in net assets ....................................        22,082,559           (823,396,563)
Net assets
 Beginning of period ...........................................................     6,587,291,510          7,410,688,073
                                                                                  ----------------        ---------------
 End of period .................................................................   $ 6,609,374,069        $ 6,587,291,510
                                                                                  ================        ===============
Undistributed net investment income included in net assets:
 End of period .................................................................   $     2,573,416        $     2,695,511
                                                                                  ================        ===============

                          See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

At October 31, 2000, there were ten billion shares of no par value stock authorized, of which three billion each were designated as Class A and Class C, and one hundred million were designated as Class B. Transactions in the Fund's shares were as follows:

                                                                SIX MONTHS ENDED                           YEAR ENDED
                                                                OCTOBER 31, 2000                         APRIL 30, 2000
                                                        --------------------------------         ---------------------------------
                                                           SHARES             AMOUNT               SHARES               AMOUNT
                                                        -----------      ---------------         ------------      ---------------
CLASS A SHARES:
 Shares sold ..................................          31,193,587      $   358,597,278          117,037,208      $ 1,368,319,268
 Shares issued on merger(a)....................                  --                   --           12,219,274          145,466,596
 Shares issued in reinvestment of
  distributions................................           6,579,778           75,479,193           14,046,199          163,631,450
 Shares redeemed ..............................         (49,953,305)        (574,445,437)        (171,803,128)      (1,998,312,817)
                                                        -----------      ---------------         ------------      ---------------
 Net decrease .................................         (12,179,940)     $  (140,368,966)         (28,500,447)     $  (320,895,503)
                                                        ===========      ===============         ============      ===============
CLASS B SHARES:
 Shares sold ..................................           1,701,774      $    19,586,502            4,234,722      $    49,734,204
 Shares issued in reinvestment of
  distributions................................              88,151            1,011,753              131,183            1,519,166
 Shares redeemed ..............................            (302,089)          (3,473,922)            (840,415)          (9,641,336)
                                                        -----------      ---------------         ------------      ---------------
 Net increase .................................           1,487,836      $    17,124,333            3,525,490      $    41,612,034
                                                        ===========      ===============         ============      ===============
CLASS C SHARES:
 Shares sold ..................................           2,050,194      $    23,606,639            5,630,436      $    65,795,085
 Shares issued in reinvestment of
  distributions................................             266,568            3,057,966              564,964            6,580,822
 Shares redeemed ..............................          (1,878,212)         (21,553,936)          (5,917,220)         (68,287,334)
                                                        -----------      ---------------         ------------      ---------------
 Net increase .................................             438,550      $     5,110,669              278,180      $     4,088,573
                                                        ===========      ===============         ============      ===============

(a) During the year ended April 30, 2000, the Fund acquired the net assets of the Hawaii Municipal Bond Fund and the Indiana Tax-Free Income Fund pursuant to a plan of reorganization approved by the Funds' shareholders. The merger was accomplished by a tax free exchange.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin/Templeton Distributors, Inc. (Distributors), Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Fund's principal underwriter, investment manager, transfer agent, and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE     NET ASSETS
       ----------    ----------
          .625%      First $100 million
          .500%      Over $100 million, up to and including $250 million
          .450%      Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65% and .65% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the period of $904,703 and $125,252, respectively.

The Fund paid transfer agent fees of $1,680,075 of which $1,288,095 was paid to Investor Services.

Included in professional fees are legal fees of $9,070 that were paid to a law firm in which a partner was an officer of the Fund.


4. INCOME TAXES

At April 30, 2000, the Fund had tax basis capital losses of $19,296,804 which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:

         2003                             $    71,377
         2004                                  99,997
         2007                                 117,620
         2008                              19,007,810
                                          -----------
                                          $19,296,804
                                          ===========

At April 30,2000, the Fund had deferred capital losses occurring subsequent to October 31, 1999 of $28,656,015. For tax purposes, such losses will be reflected in the year ending April 30, 2001.

At October 31, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $6,369,418,764 was as follows:

        Unrealized appreciation          $243,314,753
        Unrealized depreciation           (94,966,186)
                                         ------------
        Net unrealized appreciation      $148,348,567
                                         ============

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2000 aggregated $158,879,821 and $319,219,177, respectively.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (continued)

6. DEFAULTED SECURITIES

At October 31, 2000, the Fund held defaulted securities with a value aggregating $3,000,000 representing .1% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.

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